UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08352

LKCM Funds
(Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation

301 Commerce Street, Suite 1600

Fort Worth, TX 76102
(Address of principal executive offices) (Zip code)

K&L Gates LLP

1601 K Street, NW

Washington, DC 20006
(Name and address of agent for service)

1-800-688-LKCM and 1-800-423-6369

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

The Registrant’s Annual Shareholder Reports for the fiscal year ended December 31, 2025, which were transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, are as follows:

(a)

LKCM Balanced Fund
LKBAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LKCM Balanced Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://lkcmfunds.com/lkcmfund/lkcm-balanced-fund/. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Balanced Fund	$83	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The LKCM Balanced Fund returned 8.44% for the year  ended December 31, 2025. One of the Fund’s benchmarks, the S&P 500® Index, returned 17.88% for the year ended December 31, 2025. The Fund’s other benchmark, the Bloomberg Intermediate Government/Credit Bond Index, returned 6.97% for the year ended December 31, 2025.
• Strong corporate earnings growth, accelerating capital expenditures related to technology, data centers and artificial intelligence, supportive monetary policy, and other factors contributed to the strong performance in the overall equity markets and benefited the Fund, despite trade policy uncertainty and volatility.
• Stock selection decisions in the Materials and Utilities sectors were the largest contributors to the Fund’s relative performance.
• The Fund’s underweight position in the Consumer Discretionary also contributed to the Fund’s relative performance.
• Stock selection decisions in the Information Technology, Industrials and Healthcare sectors were the largest detractors from the Fund’s relative performance.
• The Fund’s overweight position in the Consumer Staples sector and underweight position in the Information Technology sector also detracted from the Fund’s relative performance.
• The Fund’s fixed income portfolio benefited from its focus on intermediate-term corporate bonds during the overall declining interest rate environment.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LKCM Balanced Fund	PAGE 1	TSR-AR-501885305

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
LKCM Balanced Fund	8.44	5.56	8.35
S&P 500® Index	17.88	14.42	14.82
Bloomberg Intermediate Government/Credit Bond Index	6.97	0.96	2.29
Visit https://lkcmfunds.com/lkcmfund/lkcm-balanced-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$109,142,702
Number of Holdings	127
Net Advisory Fee	$479,503
Portfolio Turnover	6%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors (% of Net Assets)
Information Technology	22.2%
Industrials	13.6%
Health Care	11.3%
Financials	10.3%
Energy	9.2%
Communication Services	7.8%
Materials	7.8%
Consumer Staples	7.6%
Consumer Discretionary	6.1%
Utilities	2.1%
Real Estate	1.4%
Cash & Other	0.6%

Security Type (% of Net Assets)
Common Stocks	69.4%
Corporate Bonds	29.8%
Cash & Other	0.8%

Top 10 Issuers (% of Net Assets)
Apple Inc.	3.8%
NVIDIA Corp.	3.4%
Alphabet Inc.	2.9%
Microsoft Corp.	2.9%
Amazon.com, Inc.	2.2%
Meta Platforms, Inc.	2.0%
Oracle Corp.	1.6%
Newmont Corp	1.6%
Martin Marietta Materials Inc.	1.6%
L3Harris Technologies Inc.	1.6%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://lkcmfunds.com/lkcmfund/lkcm-balanced-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Balanced Fund	PAGE 2	TSR-AR-501885305

LKCM Equity Fund
LKEQX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LKCM Equity Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://lkcmfunds.com/lkcmfund/lkcm-equity-fund/. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Equity Fund	$84	0.80%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The LKCM Equity Fund returned 10.36% for the year  ended December 31, 2025. The Fund’s benchmark, the S&P 500® Index, returned 17.88% for the year ended December 31, 2025.
• Strong corporate earnings growth, accelerating capital expenditures related to technology, data centers and artificial intelligence, supportive monetary policy, and other factors contributed to the strong performance in the overall equity markets and benefited the Fund, despite trade policy uncertainty and volatility.
• Stock selection decisions in the Communication Services and Materials sectors were the largest contributors to the Fund’s relative performance.
• The Fund’s underweight positions in the Consumer Discretionary and Real Estate sectors also contributed to the Fund’s relative performance.
• Stock selection decisions in the Industrials, Information Technology and Healthcare sectors were the largest detractors from the Fund’s relative performance.
• The Fund’s underweight position in the Communication Services sector and overweight position in the Materials sector also detracted from the Fund’s relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LKCM Equity Fund	PAGE 1	TSR-AR-501885206

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
LKCM Equity Fund	10.36	8.06	11.94
S&P 500® Index	17.88	14.42	14.82
Visit https://lkcmfunds.com/lkcmfund/lkcm-equity-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$506,560,616
Number of Holdings	49
Net Advisory Fee	$2,595,265
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Information Technology	28.0%
Industrials	24.2%
Materials	8.2%
Financials	7.9%
Communication Services	7.4%
Energy	7.4%
Health Care	7.1%
Consumer Discretionary	6.6%
Consumer Staples	3.2%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	7.6%
Alphabet, Inc.	6.8%
NVIDIA Corp.	5.5%
Apple Inc.	5.2%
Oracle Corp.	4.6%
JPMorgan Chase & Co.	3.2%
Waste Connections, Inc.	3.1%
Ecolab, Inc.	2.9%
Valmont Industries, Inc.	2.8%
FTAI Aviation Ltd.	2.7%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://lkcmfunds.com/lkcmfund/lkcm-equity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Equity Fund	PAGE 2	TSR-AR-501885206

LKCM Fixed Income Fund
LKFIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LKCM Fixed Income Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://lkcmfunds.com/lkcmfund/lkcm-fixed-income-fund/. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Fixed Income Fund	$52	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The LKCM Fixed Income Fund returned 6.66% for the year  ended December 31, 2025. The Fund’s benchmark, the Bloomberg Intermediate Government/Credit Bond Index, returned 6.97% for the year ended December 31, 2025.
• The U.S. Treasury curve further steepened during the year with yields on longer-dated issues declining modestly and yields on shorter-dated issues declining meaningfully as the Federal Reserve cut the Federal funds rate by 0.75% in the latter part of the year as the U.S. employment backdrop weakened and inflation declined, although continuing to remain above the Federal Reserve’s target level.
• Longer-dated issues outperformed their shorter-dated counterparts, which resulted in the Fund modestly underperforming its benchmark in light of the Fund’s overall shorter average duration.
• The Fund’s relative performance benefited from an overweight position in high-quality corporate bonds, as corporate bonds outperformed U.S. Treasuries and Government Agency issues during that year that comprise most of the Fund’s benchmark.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LKCM Fixed Income Fund	PAGE 1	TSR-AR-501885404

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
LKCM Fixed Income Fund	6.66	1.40	2.41
Bloomberg U.S. Aggregate Bond Index	7.30	-0.36	2.01
Bloomberg Intermediate Government/Credit Bond Index	6.97	0.96	2.29
Visit https://lkcmfunds.com/lkcmfund/lkcm-fixed-income-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$282,170,294
Number of Holdings	87
Net Advisory Fee	$527,254
Portfolio Turnover	34%
Effective Duration	3.66 years
30-Day SEC Yield	3.72%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Industrials	14.6%
Information Technology	12.2%
Government Bonds	11.7%
Energy	10.9%
U.S. Government Sponsored Entities	10.0%
Health Care	10.0%
Communication Services	8.5%
Financials	7.3%
Consumer Discretionary	6.1%
Real Estate	4.4%
Cash & Other	2.6%
Utilities	1.7%

Top 10 Issuers	(% of Net Assets)
Emerson Electric Co., 5.00%, 03/15/35	3.1%
United States Treasury Note/Bond, 4.13%, 11/15/32	3.1%
Stryker Corp, 4.85%, 02/10/30	2.7%
Kinder Morgan Inc., 5.20%, 06/01/33	2.7%
Trimble Inc., 6.10%, 03/15/33	2.3%
Roper Technologies Inc., 4.90%, 10/15/34	2.1%
Waste Management Inc., 4.50%, 03/15/28	2.1%
L3Harris Technologies Inc., 5.40%, 07/31/33	2.0%
Broadcom Inc., 5.15%, 11/15/31	2.0%
T-Mobile USA Inc., 4.75%, 02/01/28	2.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://lkcmfunds.com/lkcmfund/lkcm-fixed-income-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Fixed Income Fund	PAGE 2	TSR-AR-501885404

LKCM International Equity Fund
LKINX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LKCM International Equity Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://lkcmfunds.com/lkcmfund/lkcm-international-equity-fund/. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM International Equity Fund	$111	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The LKCM International Equity Fund returned 21.87% for the year ended  December 31, 2025. The Fund’s benchmark, the MSCI/EAFE® Index, returned 31.89% for the year ended December 31, 2025.
• International equity markets generally outperformed the United States equity markets during the year.
• Stock selection decisions in the Energy sector were the largest contributors to the Fund’s relative performance.
• The Fund’s underweight positions in the Consumer Staples and Healthcare sectors also contributed to the Fund’s relative performance.
• Stock selection decisions in the Industrials and Consumer Discretionary sectors were the largest detractors from the Fund’s relative performance.
• The Fund’s underweight position in the Utilities sector and overweight position in the Information Technology sector also detracted from the Fund’s relative performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The following chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LKCM International Equity Fund	PAGE 1	TSR-AR-501885834

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (05/01/2019)
LKCM International Equity Fund	21.87	6.82	8.61
MSCI/EAFE® Index	31.89	9.47	9.56
Visit https://lkcmfunds.com/lkcmfund/lkcm-international-equity-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$73,942,747
Number of Holdings	50
Net Advisory Fee	$365,649
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors (% of Net Assets)
Financials	23.4%
Industrials	15.7%
Information Technology	13.4%
Health Care	11.4%
Consumer Discretionary	8.5%
Energy	7.0%
Materials	6.4%
Consumer Staples	5.2%
Cash & Other	5.0%
Communication Services	4.0%

Top 10 Issuers (% of Net Assets)
ASML Holding NV	3.3%
Cameco Corp.	3.2%
ING Groep NV	3.0%
Barclays PLC	3.0%
CRH PLC	2.8%
Royal Bank of Canada	2.8%
Nordea Bank Abp	2.7%
Allianz SE	2.6%
Lonza Group AG	2.5%
Halma PLC	2.5%

Top Ten Countries (% of Net Assets)
United Kingdom	23.0%
France	12.6%
Germany	12.6%
Switzerland	10.4%
Netherlands	9.7%
Canada	9.7%
Japan	3.3%
Ireland	2.8%
Finland	2.7%
Norway	2.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://lkcmfunds.com/lkcmfund/lkcm-international-equity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM International Equity Fund	PAGE 2	TSR-AR-501885834

LKCM Small Cap Equity Fund
LKSCX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LKCM Small Cap Equity Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://lkcmfunds.com/lkcmfund/lkcm-small-cap-equity-fund/. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Small Cap Equity Fund	$107	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The LKCM Small Cap Equity Fund returned 13.29% for the year  ended December 31, 2025. The Fund’s benchmark, the Russell 2000® Index, returned 12.81% for the year ended December 31, 2025.
• Strong corporate earnings growth, accelerating capital expenditures related to technology, data centers and artificial intelligence, supportive monetary policy, and other factors contributed to the strong performance in the overall equity markets and benefited the Fund, despite trade policy uncertainty and volatility.
• Stock selection decisions in the Information Technology sector were the largest contributor to the Fund’s relative performance.
• The Fund’s underweight positions in the Healthcare and Real Estate sectors also contributed to the Fund’s relative performance.
• Stock selection decisions in the Healthcare and Materials sectors were the largest detractors from the Fund’s relative performance.
• The Fund’s overweight position in the Consumer Staples sector also detracted from the Fund’s relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LKCM Small Cap Equity Fund	PAGE 1	TSR-AR-501885107

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
LKCM Small Cap Equity Fund	13.29	7.41	11.05
Russell 3000® Index	17.15	13.15	14.29
Russell 2000® Index	12.81	6.09	9.62
Visit https://lkcmfunds.com/lkcmfund/lkcm-small-cap-equity-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$325,487,904
Number of Holdings	77
Net Advisory Fee	$2,042,905
Portfolio Turnover	40%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Information Technology	20.6%
Industrials	18.5%
Health Care	17.3%
Financials	15.2%
Consumer Discretionary	7.9%
Consumer Staples	5.2%
Energy	4.2%
Materials	3.8%
Communication Services	2.9%
Real Estate	2.0%
Cash & Other	1.6%
Utilities	0.8%

Top 10 Issuers	(% of Net Assets)
Lumentum Holdings, Inc.	3.8%
Tower Semiconductor Ltd.	3.6%
Alphatec Holdings, Inc.	3.0%
Ciena Corporation	3.0%
Medpace Holdings, Inc.	2.2%
CECO Environmental Corp.	2.0%
Vita Coco Co., Inc.	2.0%
Planet Labs PBC	2.0%
Turning Point Brands, Inc.	1.9%
Piper Sandler Cos.	1.9%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://lkcmfunds.com/lkcmfund/lkcm-small-cap-equity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Small Cap Equity Fund	PAGE 2	TSR-AR-501885107

LKCM Small-Mid Cap Equity Fund
LKSMX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LKCM Small-Mid Cap Equity Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at
https://lkcmfunds.com/lkcmfund/lkcm-small-mid-cap-equity-fund/. You can also request this information by contacting us at 1-800-688-LKCM.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Small-Mid Cap Equity Fund	$103	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The Small-Mid Cap Equity Fund returned 5.28% for the year  ended December 31, 2025. The Fund’s benchmark, the Russell 2500® Index, returned 11.91% for the year ended December 31, 2025.
• Strong corporate earnings growth, accelerating capital expenditures related to technology, data centers and artificial intelligence, supportive monetary policy, and other factors contributed to the strong performance in the overall equity markets and benefited the Fund, despite trade policy uncertainty and volatility.
• Stock selection decisions in the Information Technology sector were the largest contributor to the Fund’s relative performance.
• The Fund’s underweight position in the Consumer Staples sector and overweight position in the Industrials sector also contributed to the Fund’s relative performance.
• Stock selection decisions in the Consumer Discretionary and Financials sectors were the largest detractors from the Fund’s relative performance.
• The Fund’s underweight position in the Utilities sector also detracted from the Fund’s relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LKCM Small-Mid Cap Equity Fund	PAGE 1	TSR-AR-501885859

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
LKCM Small-Mid Cap Equity Fund	5.28	6.59	10.42
Russell 3000® Index	17.15	13.15	14.29
Russell 2500® Index	11.91	7.26	10.40
Visit https://lkcmfunds.com/lkcmfund/lkcm-small-mid-cap-equity-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$43,126,256
Number of Holdings	54
Net Advisory Fee	$177,975
Portfolio Turnover	44%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Industrials	23.5%
Financials	22.0%
Information Technology	19.8%
Health Care	11.4%
Consumer Discretionary	5.9%
Materials	4.5%
Energy	4.4%
Real Estate	4.1%
Cash & Other	2.3%
Utilities	1.2%
Communication Services	0.9%

Top 10 Issuers	(% of Net Assets)
Tower Semiconductor Ltd.	4.3%
FTAI Aviation Ltd.	3.4%
Twilio Inc. - Class A	3.2%
Natera, Inc.	2.9%
Planet Labs PBC	2.5%
Trimble, Inc.	2.5%
NCR Atleos Corp.	2.4%
BWX Technologies, Inc.	2.4%
Ensign Group, Inc.	2.4%
LPL Financial Holdings, Inc.	2.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://lkcmfunds.com/lkcmfund/lkcm-small-mid-cap-equity-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-688-LKCM, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Small-Mid Cap Equity Fund	PAGE 2	TSR-AR-501885859

LKCM Aquinas Catholic Equity Fund
AQEIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the LKCM Aquinas Catholic Equity Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://www.aquinasfunds.com/applications-documents/. You can also request this information by contacting us at 1-800-423-6369.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Aquinas Catholic Equity Fund	$103	1.00%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
• The LKCM Aquinas Catholic Equity Fund returned 6.72% for the year  ended December 31, 2025. The Fund’s benchmark, the S&P 500® Index, returned 17.88% for the year ended December 31, 2025.
• Strong corporate earnings growth, accelerating capital expenditures related to technology, data centers and artificial intelligence, supportive monetary policy, and other factors contributed to the strong performance in the overall equity markets and benefited the Fund, despite trade policy uncertainty and volatility.
• Stock selection decisions in the Communication Services sector were the largest contributor to the Fund’s relative performance.
• The Fund’s underweight position in the Real Estate sector and overweight position in the Industrials sector also contributed to the Fund’s relative performance.
• Stock selection decisions in the Information Technology, Industrials and Healthcare sectors were the largest detractors from the Fund’s relative performance.
• The Fund’s overweight position in the Materials sector and underweight position in the Communication Services sector also detracted from the Fund’s relative performance.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The following chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
LKCM Aquinas Catholic Equity Fund	PAGE 1	TSR-AR-501885883

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
LKCM Aquinas Catholic Equity Fund	6.72	7.20	10.88
S&P 500® Index	17.88	14.42	14.82
Visit https://www.aquinasfunds.com/applications-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Performance information reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$59,653,305
Number of Holdings	44
Net Advisory Fee	$261,695
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(% of Net Assets)
Information Technology	31.4%
Consumer Discretionary	12.7%
Industrials	11.7%
Materials	11.6%
Communication Services	7.3%
Health Care	7.1%
Energy	7.0%
Utilities	4.1%
Financials	3.0%
Consumer Staples	2.4%
Cash & Other	1.7%

Top 10 Issuers	(% of Net Assets)
Alphabet, Inc.	7.4%
NVIDIA Corp.	5.5%
Microsoft Corp.	4.9%
Apple Inc.	3.6%
Oracle Corp.	3.6%
Trimble, Inc.	3.3%
Stryker Corp.	3.2%
Amazon.com, Inc.	3.1%
Roper Technologies, Inc.	3.0%
L3Harris Technologies, Inc.	3.0%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the  QR code or visit https://www.aquinasfunds.com/applications-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-423-6369, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
LKCM Aquinas Catholic Equity Fund	PAGE 2	TSR-AR-501885883

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Richard J. Howell is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed by the principal accountant for each of the last two fiscal years for audit services (which are reflected under “Audit Fees”), audit-related services (which are reflected under “Audit-Related Fees”), tax services (which are reflected under “Tax Fees”), and other services fees (which are reflected under “All Other Fees”).

	FYE 12/31/2025	FYE 12/31/2024
Audit Fees	$175,000	$175,000
Audit-Related Fees	—	—
Tax Fees	38,395	38,395
All Other Fees	—	—

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the Registrant’s principal accountant for services to the Registrant and to the Registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	$38,395	$38,395
Registrant’s Investment Adviser	—	—

The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The Registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The Registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	The Schedule of Investments is included within the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

LKCM
FUNDS
LKCM BALANCED FUND
LKCM EQUITY FUND
LKCM FIXED INCOME FUND
LKCM INTERNATIONAL EQUITY FUND
LKCM SMALL CAP EQUITY FUND
LKCM SMALL-MID CAP EQUITY FUND
Financial Statements and Other Information
December 31, 2025

LKCM Balanced Fund
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 68.7%
Aerospace & Defense - 1.6%
L3Harris Technologies, Inc.	5,850	$1,717,385
Banks - 3.8%
Bank of America Corp.	29,100	1,600,500
Cullen/Frost Bankers, Inc.	8,300	1,051,029
JPMorgan Chase & Co.	4,500	1,449,990
		4,101,519
Beverages - 3.0%
Coca-Cola Co.	21,400	1,496,074
Keurig Dr Pepper, Inc.	35,000	980,350
PepsiCo, Inc.	5,750	825,240
		3,301,664
Broadline Retail - 2.2%
Amazon.com, Inc.(a)	10,300	2,377,446
Capital Markets - 1.2%
Moody’s Corp.	2,650	1,353,753
Chemicals - 2.8%
Corteva, Inc.	7,658	513,316
Ecolab Inc.	3,600	945,072
Linde PLC	3,600	1,535,004
Solstice Advanced Materials, Inc.(a)	700	34,006
		3,027,398
Commercial Services & Supplies - 3.6%
Cintas Corp.	8,000	1,504,560
Waste Connections, Inc.	7,100	1,245,056
Waste Management, Inc.	5,250	1,153,477
		3,903,093
Construction Materials - 1.6%
Martin Marietta Materials, Inc.	2,800	1,743,448
Consumer Staples Distribution & Retail - 1.5%
Walmart, Inc.	14,600	1,626,586
Diversified Telecommunication Services - 0.7%
Verizon Communications Inc.	17,341	706,299
Electric Utilities - 0.9%
Constellation Energy Corp.	2,900	1,024,483
Electrical Equipment - 2.8%
Eaton Corp. PLC	1,800	573,318
Emerson Electric Co.	8,800	1,167,936
Rockwell Automation, Inc.	3,325	1,293,658
		3,034,912
Electronic Equipment, Instruments & Components - 1.1%
Teledyne Technologies, Inc.(a)	2,450	1,251,288

	Shares	Value
Entertainment - 0.9%
Netflix, Inc.(a)	10,000	$937,600
Financial Services - 1.2%
Visa, Inc. - Class A	3,850	1,350,233
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	7,800	977,262
Alcon AG	17,900	1,410,699
		2,387,961
Household Products - 1.4%
Colgate-Palmolive Co.	13,400	1,058,868
Procter & Gamble Co.	3,150	451,427
		1,510,295
Industrial Conglomerates - 0.5%
Honeywell International Inc.	2,800	546,252
Insurance - 0.7%
Arthur J Gallagher & Co.	3,100	802,249
Interactive Media & Services - 4.9%
Alphabet Inc. - Class C	10,200	3,200,760
Meta Platforms, Inc. - Class A	3,275	2,161,795
		5,362,555
Life Sciences Tools & Services - 2.1%
Danaher Corp.	5,800	1,327,736
Thermo Fisher Scientific, Inc.	1,700	985,065
		2,312,801
Metals & Mining - 1.6%
Newmont Goldcorp Corp.	17,700	1,767,345
Oil, Gas & Consumable Fuels - 5.2%
Chevron Corp.	7,795	1,188,036
ConocoPhillips Co.	10,900	1,020,349
Coterra Energy, Inc.	18,000	473,760
EOG Resources, Inc.	4,000	420,040
Exxon Mobil Corp.	12,127	1,459,363
Kinder Morgan, Inc.	42,000	1,154,580
		5,716,128
Pharmaceuticals - 2.1%
Merck & Co., Inc.	12,500	1,315,750
Zoetis Inc.	8,026	1,009,831
		2,325,581
Professional Services - 1.0%
Broadridge Financial Solutions, Inc.	4,850	1,082,374
Semiconductors & Semiconductor Equipment - 4.1%
NVIDIA Corp.	20,000	3,730,000
QUALCOMM, Inc.	4,400	752,620
		4,482,620

The accompanying notes are an integral part of these financial statements.

1

LKCM Balanced Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software - 8.8%
Adobe Inc.(a)	1,650	$577,484
Microsoft Corp.	6,500	3,143,530
Oracle Corp.	9,100	1,773,681
Palo Alto Networks, Inc.(a)	3,700	681,540
Roper Technologies, Inc.	2,200	979,286
Salesforce, Inc.	4,550	1,205,341
Trimble Inc.(a)	15,150	1,187,002
		9,547,864
Specialty Retail - 1.4%
Home Depot, Inc.	4,500	1,548,450
Technology Hardware, Storage & Peripherals - 3.8%
Apple Inc.	15,150	4,118,679
TOTAL COMMON STOCKS (Cost $32,871,105)		74,968,261
	Par
CORPORATE BONDS - 29.8%
Aerospace & Defense - 2.2%
L3Harris Technologies, Inc., 5.40%, 07/31/2033 (Callable 04/30/2033)	$750,000	782,614
Lockheed Martin Corp., 4.50%, 02/15/2029 (Callable 01/15/2029)	785,000	798,122
RTX Corp., 5.15%, 02/27/2033 (Callable 11/27/2032)	800,000	827,799
		2,408,535
Banks - 0.7%
Cullen/Frost Bankers, Inc., 4.50%, 03/17/2027 (Callable 02/17/2027)	750,000	753,300
Beverages - 1.1%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026 (Callable 06/15/2026)	750,000	742,346
PepsiCo, Inc., 2.38%, 10/06/2026 (Callable 07/06/2026)	435,000	430,801
		1,173,147
Biotechnology - 1.8%
AbbVie, Inc.
3.20%, 05/14/2026 (Callable 02/14/2026)	600,000	598,754
4.95%, 03/15/2031 (Callable 01/15/2031)	250,000	258,844
Amgen, Inc.
2.60%, 08/19/2026 (Callable 05/19/2026)	450,000	446,642
5.25%, 03/02/2030 (Callable 01/02/2030)	650,000	675,627
		1,979,867

	Par	Value
Broadline Retail - 0.6%
Amazon.com, Inc.
4.55%, 12/01/2027 (Callable 11/01/2027)	$550,000	$559,600
4.65%, 12/01/2029 (Callable 10/01/2029)	125,000	128,459
		688,059
Chemicals - 1.8%
Air Products and Chemicals, Inc., 1.85%, 05/15/2027 (Callable 03/15/2027)	675,000	658,594
DuPont de Nemours, Inc., 4.73%, 11/15/2028 (Callable 08/15/2028)(b)	280,000	283,925
Ecolab, Inc.
2.70%, 11/01/2026 (Callable 08/01/2026)	500,000	495,646
5.25%, 01/15/2028 (Callable 12/15/2027)	475,000	488,164
		1,926,329
Commercial Services & Supplies - 1.8%
Republic Services, Inc., 4.88%, 04/01/2029 (Callable 03/01/2029)	750,000	770,047
Waste Management, Inc.
4.50%, 03/15/2028 (Callable 02/15/2028)	200,000	202,856
4.63%, 02/15/2030 (Callable 12/15/2029)	500,000	509,997
4.15%, 04/15/2032 (Callable 01/15/2032)	500,000	496,363
		1,979,263
Communications Equipment - 0.7%
Cisco Systems, Inc., 5.05%, 02/26/2034 (Callable 11/26/2033)	750,000	773,521
Consumer Finance - 0.8%
American Express Co., 4.05%, 05/03/2029 (Callable 03/03/2029)	850,000	854,066
Crude Petroleum Extraction - 0.5%
Enterprise Products Operating LLC, 5.35%, 01/31/2033 (Callable 10/31/2032)	500,000	523,888
Electric Utilities - 0.9%
Duke Energy Corp.
5.00%, 12/08/2027 (Callable 11/08/2027)	495,000	505,117
4.50%, 08/15/2032 (Callable 05/15/2032)	500,000	499,308
		1,004,425

The accompanying notes are an integral part of these financial statements.

2

LKCM Balanced Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financial Services - 0.9%
Mastercard, Inc., 4.85%, 03/09/2033 (Callable 12/09/2032)	$500,000	$515,183
Visa Inc., 1.90%, 04/15/2027 (Callable 02/15/2027)	500,000	489,986
		1,005,169
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories, 3.75%, 11/30/2026 (Callable 08/30/2026)	355,000	355,107
Stryker Corp., 5.20%, 02/10/2035 (Callable 11/10/2034)	750,000	772,145
		1,127,252
Household Products - 0.5%
Colgate-Palmolive Co., 3.10%, 08/15/2027 (Callable 07/15/2027)	595,000	590,456
Industrial Conglomerates - 0.2%
Honeywell International, Inc., 4.88%, 09/01/2029 (Callable 08/01/2029)	150,000	154,405
Insurance - 0.9%
Arthur J Gallagher & Co., 5.00%, 02/15/2032 (Callable 12/15/2031)	975,000	998,661
Interactive Media & Services - 1.2%
Meta Platforms, Inc.
3.50%, 08/15/2027 (Callable 07/15/2027)	250,000	249,681
4.60%, 05/15/2028 (Callable 04/15/2028)	250,000	254,741
4.55%, 08/15/2031 (Callable 06/15/2031)	550,000	560,463
4.75%, 08/15/2034 (Callable 05/15/2034)	250,000	252,764
		1,317,649
IT Services - 0.1%
International Business Machines Corp., 4.75%, 02/06/2033 (Callable 11/06/2032)	125,000	127,209
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc., 4.95%, 11/21/2032 (Callable 08/21/2032)	750,000	776,409
Oil, Gas & Consumable Fuels - 3.4%
Chevron Corp., 2.00%, 05/11/2027 (Callable 03/11/2027)	400,000	391,469
ConocoPhillips Co.
6.95%, 04/15/2029	500,000	544,419
5.05%, 09/15/2033 (Callable 06/15/2033)	250,000	257,660

	Par	Value
Devon Energy Corp., 4.50%, 01/15/2030 (Callable 01/12/2026)	$500,000	$501,740
Enterprise Products Operating LLC, 5.05%, 01/10/2026	100,000	100,002
EOG Resources, Inc., 4.38%, 04/15/2030 (Callable 01/15/2030)	750,000	755,993
Kinder Morgan, Inc., 5.20%, 06/01/2033 (Callable 03/01/2033)	325,000	335,004
ONEOK, Inc., 5.80%, 11/01/2030 (Callable 09/01/2030)	750,000	791,623
		3,677,910
Other Electric Power Generation - 0.3%
Duke Energy Progress LLC, 5.25%, 03/15/2033 (Callable 12/15/2032)	300,000	312,681
Personal Care Products - 0.1%
Kenvue, Inc., 5.00%, 03/22/2030 (Callable 01/22/2030)	120,000	123,702
Pharmaceuticals - 1.3%
Bristol-Myers Squibb Co., 5.10%, 02/22/2031 (Callable 12/22/2030)	800,000	833,940
Eli Lilly & Co., 4.50%, 02/09/2029 (Callable 01/09/2029)	575,000	586,219
		1,420,159
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom, Inc., 5.05%, 07/12/2029 (Callable 06/12/2029)	250,000	257,645
NVIDIA Corp., 3.20%, 09/16/2026 (Callable 06/16/2026)	400,000	398,593
		656,238
Software - 2.9%
Adobe, Inc., 4.80%, 04/04/2029 (Callable 03/04/2029)	850,000	872,427
Intuit, Inc.
5.13%, 09/15/2028 (Callable 08/15/2028)	550,000	567,704
5.20%, 09/15/2033 (Callable 06/15/2033)	275,000	288,113
Oracle Corp.
4.65%, 05/06/2030 (Callable 03/06/2030)	220,000	218,350
4.90%, 02/06/2033 (Callable 11/06/2032)	750,000	724,341
Roper Technologies, Inc., 4.90%, 10/15/2034 (Callable 07/15/2034)	500,000	499,985
		3,170,920

The accompanying notes are an integral part of these financial statements.

3

LKCM Balanced Fund
Schedule of Investments
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Specialized REITs - 0.7%
American Tower Corp.
3.38%, 10/15/2026 (Callable 07/15/2026)	$635,000	$631,867
5.80%, 11/15/2028 (Callable 10/15/2028)	75,000	78,341
		710,208
Specialty Retail - 1.8%
Home Depot, Inc.
2.80%, 09/14/2027 (Callable 06/14/2027)	500,000	492,536
4.90%, 04/15/2029 (Callable 03/15/2029)	220,000	226,604
O’Reilly Automotive, Inc.
4.20%, 04/01/2030 (Callable 01/01/2030)	500,000	499,739
4.70%, 06/15/2032 (Callable 03/15/2032)	250,000	253,055
Tractor Supply Co., 5.25%, 05/15/2033 (Callable 02/15/2033)	500,000	517,951
		1,989,885
Support Activities for Oil and Gas Operations - 0.1%
ConocoPhillips Co., 4.70%, 01/15/2030 (Callable 12/15/2029)	100,000	101,982
Wireless Telecommunications Carriers (except Satellite) - 0.2%
T-Mobile USA, Inc.
4.75%, 02/01/2028 (Callable 01/12/2026)	100,000	100,044
		199,773
TOTAL CORPORATE BONDS (Cost $32,146,736)		32,525,068
	Shares
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.7%
Specialized REITs - 0.7%
American Tower Corp.	4,500	790,065
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $847,757)		790,065

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%
Invesco Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 3.91%(c)	639,109	$639,109
TOTAL MONEY MARKET FUNDS (Cost $639,109)		639,109
TOTAL INVESTMENTS - 99.8% (Cost $66,504,707)		$108,922,503
Other Assets in Excess of Liabilities - 0.2%		220,199
TOTAL NET ASSETS - 100.0%		$109,142,702

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $283,925 or 0.3% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

4

LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 100.1%
Aerospace & Defense - 3.1%
BWX Technologies, Inc.	42,000	$7,259,280
RTX Corp.	24,000	4,401,600
TransDigm Group, Inc.	3,000	3,989,550
		15,650,430
Banks - 5.1%
Bank of America Corp.	180,000	9,900,000
JPMorgan Chase & Co.	50,000	16,111,000
		26,011,000
Beverages - 1.3%
Coca-Cola Co.	95,000	6,641,450
Biotechnology - 1.8%
Amgen, Inc.	28,000	9,164,680
Broadline Retail - 1.7%
Amazon.com, Inc.(a)	38,000	8,771,160
Capital Markets - 1.0%
S&P Global, Inc.	10,000	5,225,900
Chemicals - 4.7%
Ecolab, Inc.	55,000	14,438,600
Linde PLC	22,000	9,380,580
		23,819,180
Commercial Services & Supplies - 5.5%
Cintas Corp.	64,000	12,036,480
Waste Connections, Inc.	90,000	15,782,400
		27,818,880
Construction & Engineering - 3.8%
Fluor Corp.(a)	125,000	4,953,750
Valmont Industries, Inc.	35,000	14,081,200
		19,034,950
Construction Materials - 2.2%
Martin Marietta Materials, Inc.	18,000	11,207,880
Electrical Equipment - 2.9%
Emerson Electric Co.	75,000	9,954,000
Generac Holdings, Inc.(a)	35,000	4,772,950
		14,726,950
Electronic Equipment, Instruments & Components - 2.5%
Teledyne Technologies, Inc.(a)	25,000	12,768,250
Entertainment - 0.7%
Netflix, Inc.(a)	35,000	3,281,600
Financial Services - 1.7%
Mastercard, Inc. - Class A	15,000	8,563,200

	Shares	Value
Health Care Equipment & Supplies - 2.3%
Alcon AG	60,000	$4,728,600
Stryker Corp.	20,000	7,029,400
		11,758,000
Household Products - 1.8%
Kimberly-Clark Corp.	50,000	5,044,500
Procter & Gamble Co.	30,000	4,299,300
		9,343,800
Interactive Media & Services - 6.8%
Alphabet, Inc. - Class A	110,000	34,430,000
Life Sciences Tools & Services - 1.2%
Thermo Fisher Scientific, Inc.	10,700	6,200,115
Machinery - 4.5%
Franklin Electric Co., Inc.	85,000	8,120,050
Toro Co.	80,000	6,297,600
Xylem, Inc.	60,000	8,170,800
		22,588,450
Marine Transportation - 1.9%
Kirby Corp.(a)	85,000	9,365,300
Metals & Mining - 1.3%
Wheaton Precious Metals Corp.	55,000	6,463,600
Oil, Gas & Consumable Fuels - 7.4%
Cameco Corp.	90,000	8,234,100
Chevron Corp.	42,500	6,477,425
ConocoPhillips Co.	100,000	9,361,000
Coterra Energy, Inc.	384,000	10,106,880
Range Resources Corporation	100,000	3,526,000
		37,705,405
Pharmaceuticals - 1.7%
Johnson & Johnson	30,000	6,208,500
Pfizer Inc.	100,000	2,490,000
		8,698,500
Semiconductors & Semiconductor Equipment - 5.5%
NVIDIA Corp.	150,000	27,975,000
Software - 14.9%
Microsoft Corp.	80,000	38,689,600
Oracle Corp.	120,000	23,389,200
Trimble, Inc.(a)	170,000	13,319,500
		75,398,300
Specialty Retail - 4.9%
Academy Sports & Outdoors, Inc.	90,000	4,496,400
O’Reilly Automotive, Inc.(a)	120,000	10,945,200
The Home Depot, Inc.	26,500	9,118,650
		24,560,250

The accompanying notes are an integral part of these financial statements.

5

LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology Hardware, Storage & Peripherals - 5.2%
Apple Inc.	96,000	$26,098,560
Trading Companies & Distributors - 2.7%
FTAI Aviation Ltd.	70,000	13,779,500
TOTAL COMMON STOCKS (Cost $217,733,431)		507,050,290
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.9%
Invesco Government & Agency Portfolio - Institutional Class, 3.68%(b)	4,576,353	4,576,353
TOTAL MONEY MARKET FUNDS (Cost $4,576,353)		4,576,353
TOTAL INVESTMENTS - 101.0% (Cost $222,309,784)		$511,626,643
Liabilities in Excess of Other Assets - (1.0)%		(5,066,027)
TOTAL NET ASSETS - 100.0%		$506,560,616

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

6

LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Par	Value
CORPORATE BONDS - 76.5%
Aerospace & Defense - 6.0%
L3Harris Technologies, Inc.
5.05%, 06/01/2029 (Callable 05/01/2029)	$4,000,000	$4,116,281
5.40%, 07/31/2033 (Callable 04/30/2033)	5,525,000	5,765,255
RTX Corp.
5.75%, 01/15/2029 (Callable 12/15/2028)	4,000,000	4,191,399
5.15%, 02/27/2033 (Callable 11/27/2032)	2,750,000	2,845,559
		16,918,494
Banks - 5.4%
Bank of America Corp.
4.45%, 03/03/2026	2,000,000	2,001,512
4.25%, 10/22/2026	5,000,000	5,010,590
Cullen/Frost Bankers, Inc., 4.50%, 03/17/2027 (Callable 02/17/2027)	3,942,000	3,959,345
JPMorgan Chase & Co.
3.30%, 04/01/2026 (Callable 02/01/2026)	3,500,000	3,496,260
3.20%, 06/15/2026 (Callable 03/15/2026)	636,000	634,206
		15,101,913
Beverages - 0.8%
Keurig Dr Pepper, Inc., 2.55%, 09/15/2026 (Callable 06/15/2026)	2,225,000	2,202,293
Biotechnology - 3.1%
AbbVie, Inc., 4.95%, 03/15/2031 (Callable 01/15/2031)	4,000,000	4,141,505
Amgen, Inc.
2.60%, 08/19/2026 (Callable 05/19/2026)	1,000,000	992,538
5.25%, 03/02/2033 (Callable 12/02/2032)	3,500,000	3,629,019
		8,763,062
Chemicals - 0.9%
Ecolab, Inc.
2.70%, 11/01/2026 (Callable 08/01/2026)	2,000,000	1,982,581
4.80%, 03/24/2030 (Callable 12/24/2029)	500,000	513,585
		2,496,166
Commercial Services & Supplies - 5.3%
Republic Services, Inc.
4.75%, 07/15/2030 (Callable 06/15/2030)	4,000,000	4,100,134
5.00%, 04/01/2034 (Callable 01/01/2034)	2,500,000	2,572,385

	Par	Value
Waste Management, Inc.
4.50%, 03/15/2028 (Callable 02/15/2028)	$5,800,000	$5,882,811
4.63%, 02/15/2030 (Callable 12/15/2029)	2,370,000	2,417,387
		14,972,717
Crude Petroleum Extraction - 1.8%
Enterprise Products Operating LLC, 4.15%, 10/16/2028 (Callable 07/16/2028)	5,000,000	5,033,328
Diversified Telecommunication Services - 3.1%
AT&T, Inc., 4.25%, 03/01/2027 (Callable 12/01/2026)	4,235,000	4,245,598
Verizon Communications, Inc.
4.13%, 03/16/2027	1,484,000	1,488,239
2.10%, 03/22/2028 (Callable 01/22/2028)	3,000,000	2,881,634
		8,615,471
Electric Utilities - 1.6%
Duke Energy Corp.
4.50%, 08/15/2032 (Callable 05/15/2032)	2,000,000	1,997,232
5.75%, 09/15/2033 (Callable 06/15/2033)	2,500,000	2,653,010
		4,650,242
Electrical Equipment - 3.1%
Emerson Electric Co., 5.00%, 03/15/2035 (Callable 12/15/2034)	8,475,000	8,724,643
Entertainment - 0.7%
Netflix, Inc., 4.90%, 08/15/2034 (Callable 05/15/2034)	2,000,000	2,050,404
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories, 4.75%, 11/30/2036 (Callable 05/30/2036)	200,000	201,736
Stryker Corp.
4.25%, 09/11/2029 (Callable 08/11/2029)	2,500,000	2,515,839
4.85%, 02/10/2030 (Callable 01/10/2030)	7,500,000	7,708,272
		10,425,847
Health Care Providers & Services - 1.4%
UnitedHealth Group, Inc., 4.25%, 01/15/2029 (Callable 12/15/2028)	4,000,000	4,034,644
Hotels, Restaurants & Leisure - 1.8%
McDonald’s Corp., 3.50%, 07/01/2027 (Callable 05/01/2027)	5,000,000	4,977,087

The accompanying notes are an integral part of these financial statements.

7

LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Insurance - 1.9%
Arthur J Gallagher & Co., 5.00%, 02/15/2032 (Callable 12/15/2031)	$5,250,000	$5,377,405
Interactive Media & Services - 2.7%
Meta Platforms, Inc.
4.60%, 05/15/2028 (Callable 04/15/2028)	2,500,000	2,547,405
4.80%, 05/15/2030 (Callable 03/15/2030)	2,950,000	3,043,770
4.75%, 08/15/2034 (Callable 05/15/2034)	2,000,000	2,022,114
		7,613,289
Life Sciences Tools & Services - 1.5%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/2033 (Callable 05/10/2033)	4,000,000	4,159,882
Oil, Gas & Consumable Fuels - 9.0%
Chevron Corp., 2.95%, 05/16/2026 (Callable 02/16/2026)	1,870,000	1,864,374
ConocoPhillips Co., 5.05%, 09/15/2033 (Callable 06/15/2033)	2,000,000	2,061,275
Devon Energy Corp., 4.50%, 01/15/2030 (Callable 01/12/2026)	4,000,000	4,013,922
Kinder Morgan, Inc., 5.20%, 06/01/2033 (Callable 03/01/2033)	7,300,000	7,524,694
ONEOK, Inc.
5.55%, 11/01/2026 (Callable 10/01/2026)	2,500,000	2,528,007
6.35%, 01/15/2031 (Callable 10/15/2030)	2,000,000	2,150,697
6.05%, 09/01/2033 (Callable 06/01/2033)	5,000,000	5,336,998
		25,479,967
Other Management Consulting Services - 0.7%
Accenture Capital, Inc., 4.50%, 10/04/2034 (Callable 07/04/2034)	2,000,000	1,977,624
Pharmaceuticals - 0.2%
Bristol-Myers Squibb Co., 5.10%, 02/22/2031 (Callable 12/22/2030)	500,000	521,213
Semiconductors & Semiconductor Equipment - 2.9%
Broadcom, Inc.
5.00%, 04/15/2030 (Callable 01/15/2030)	2,500,000	2,576,531
5.15%, 11/15/2031 (Callable 09/15/2031)	5,500,000	5,717,340
		8,293,871

	Par	Value
Software - 8.4%
Adobe, Inc., 4.80%, 04/04/2029 (Callable 03/04/2029)	$700,000	$718,469
Intuit, Inc., 5.20%, 09/15/2033 (Callable 06/15/2033)	2,500,000	2,619,209
Oracle Corp.
2.65%, 07/15/2026 (Callable 04/15/2026)	2,000,000	1,984,042
6.15%, 11/09/2029 (Callable 09/09/2029)	3,000,000	3,135,512
4.90%, 02/06/2033 (Callable 11/06/2032)	3,000,000	2,897,364
Roper Technologies, Inc., 4.90%, 10/15/2034 (Callable 07/15/2034)	6,000,000	5,999,824
Trimble, Inc., 6.10%, 03/15/2033 (Callable 12/15/2032)	6,000,000	6,473,173
		23,827,593
Specialized REITs - 4.4%
American Tower Corp.
3.38%, 10/15/2026 (Callable 07/15/2026)	4,030,000	4,010,117
5.25%, 07/15/2028 (Callable 06/15/2028)	4,200,000	4,320,547
4.05%, 03/15/2032 (Callable 12/15/2031)	4,050,000	3,949,968
		12,280,632
Specialty Retail - 4.2%
Lowe’s Cos., Inc., 2.50%, 04/15/2026 (Callable 02/01/2026)	1,000,000	996,086
O’Reilly Automotive, Inc.
4.35%, 06/01/2028 (Callable 03/01/2028)	675,000	681,233
4.20%, 04/01/2030 (Callable 01/01/2030)	2,325,000	2,323,787
4.70%, 06/15/2032 (Callable 03/15/2032)	2,750,000	2,783,598
Tractor Supply Co., 5.25%, 05/15/2033 (Callable 02/15/2033)	5,000,000	5,179,509
		11,964,213
Wireless Telecommunications Carriers (except Satellite) - 1.9%
T-Mobile USA, Inc., 4.75%, 02/01/2028 (Callable 01/12/2026)	5,500,000	5,502,407
TOTAL CORPORATE BONDS (Cost $212,569,578)		215,964,407
U.S. TREASURY SECURITIES - 11.6%
United States Treasury Note/Bond
4.25%, 01/31/2026	2,000,000	2,000,804
4.13%, 06/15/2026	1,000,000	1,002,893
4.63%, 11/15/2026	500,000	504,515
4.50%, 05/15/2027	2,300,000	2,330,906
4.13%, 09/30/2027	400,000	404,359

The accompanying notes are an integral part of these financial statements.

8

LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Par	Value
U.S. TREASURY SECURITIES - (Continued)
4.00%, 10/31/2029	$2,000,000	$2,027,734
4.00%, 07/31/2030	2,000,000	2,027,383
5.38%, 02/15/2031	2,500,000	2,691,016
4.13%, 11/15/2032	8,500,000	8,611,397
4.50%, 11/15/2033	3,000,000	3,103,711
4.00%, 02/15/2034	3,000,000	2,996,836
4.25%, 11/15/2034	5,000,000	5,063,672
TOTAL U.S. TREASURY SECURITIES (Cost $32,520,800)		32,765,226
U.S. GOVERNMENT SPONSORED ENTITIES - 9.9%
Federal Home Loan Banks
3.00%, 02/17/2026(a)	2,500,000	2,497,586
2.38%, 03/13/2026	3,575,000	3,565,523
2.00%, 03/30/2026(a)	3,000,000	2,987,361
2.00%, 05/26/2026(a)	2,500,000	2,483,360
2.50%, 10/28/2026 (Callable 01/28/2026)(a)	3,000,000	2,979,993
2.63%, 01/25/2027 (Callable 01/25/2026)(a)	2,500,000	2,486,932
4.50%, 09/29/2027	1,750,000	1,778,346
2.00%, 11/16/2028 (Callable 02/16/2026)(a)	3,000,000	2,910,889
2.82%, 06/27/2029 (Callable 01/09/2026)	4,000,000	3,893,156
2.25%, 12/15/2033 (Callable 03/15/2026)(a)	2,500,000	2,316,235
TOTAL U.S. GOVERNMENT SPONSORED ENTITIES (Cost $28,311,782)		27,899,381
	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.9%
Invesco Government & Agency Portfolio - Institutional Class, 3.91%(b)	2,417,677	2,417,677
TOTAL MONEY MARKET FUNDS (Cost $2,417,677)		2,417,677
TOTAL INVESTMENTS - 98.9% (Cost $275,819,837)		$279,046,691
Other Assets in Excess of Liabilities - 1.1%		3,123,603
TOTAL NET ASSETS - 100.0%		$282,170,294

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
REIT - Real Estate Investment Trust
(a)	Step coupon bond. The rate disclosed is as of December 31, 2025.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

9

LKCM INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 92.6%
Australia - 1.6%
Capital Markets - 1.6%
Macquarie Group Ltd.	9,004	$1,216,715
Canada - 9.7%
Banks - 2.8%
Royal Bank of Canada	12,225	2,084,097
Ground Transportation - 2.0%
Canadian Pacific Kansas City Ltd.	19,467	1,433,201
Oil, Gas & Consumable Fuels - 4.9%
Cameco Corp.	25,701	2,353,358
Canadian Natural Resources Ltd.	37,616	1,274,102
		3,627,460
Total Canada		7,144,758
Finland - 2.7%
Banks - 2.7%
Nordea Bank Abp	105,105	1,977,284
France - 12.6%
Aerospace & Defense - 1.5%
Safran SA	3,210	1,118,097
Chemicals - 2.1%
Air Liquide SA	8,055	1,513,967
Commercial Services & Supplies - 1.8%
Elis SA	47,099	1,336,455
Electrical Equipment - 1.9%
Schneider Electric SA	5,123	1,401,524
IT Services - 1.5%
Capgemini SE	6,766	1,123,481
Personal Care Products - 1.7%
L’Oreal SA	2,991	1,284,083
Textiles, Apparel & Luxury Goods - 2.1%
LVMH Moet Hennessy Louis Vuitton SE	2,000	1,507,470
Total France		9,285,077
Germany - 10.3%
Diversified Telecommunication Services - 2.0%
Deutsche Telekom AG	44,999	1,464,763
Insurance - 2.6%
Allianz SE	4,073	1,883,260
Semiconductors & Semiconductor Equipment - 2.2%
Infineon Technologies AG	37,469	1,634,807

	Shares	Value
Software - 2.0%
SAP SE	6,030	$1,465,099
Textiles, Apparel & Luxury Goods - 1.5%
Adidas AG	5,750	1,137,843
Total Germany		7,585,772
Ireland - 2.8%
Construction Materials - 2.8%
CRH PLC	16,771	2,093,021
Italy - 0.8%
Textiles, Apparel & Luxury Goods - 0.8%
Moncler SpA	9,372	599,059
Japan - 3.2%
Chemicals - 1.5%
Shin-Etsu Chemical Co. Ltd.	36,279	1,126,868
Insurance - 1.7%
Tokio Marine Holdings, Inc.	34,604	1,279,175
Total Japan		2,406,043
Netherlands - 9.7%
Banks - 3.0%
ING Groep NV	78,413	2,204,049
Capital Markets - 2.0%
Euronext NV	9,738	1,462,821
Food Products - 0.1%
Magnum Ice Cream Co. NV(a)	5,173	82,106
Professional Services - 1.4%
Wolters Kluwer NV	9,855	1,020,745
Semiconductors & Semiconductor Equipment - 3.2%
ASML Holding NV	2,228	2,400,712
Total Netherlands		7,170,433
Norway - 2.0%
Diversified Telecommunication Services - 2.0%
Telenor ASA	103,807	1,509,815
Spain - 1.9%
Machinery - 1.9%
Fluidra SA	51,895	1,405,940
Sweden - 1.9%
Financial Services - 1.9%
Investor AB(a)	40,064	1,427,705
Switzerland - 10.4%
Beverages - 1.3%
Coca-Cola HBC AG	19,115	988,884

The accompanying notes are an integral part of these financial statements.

10

LKCM INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Capital Markets - 2.1%
Julius Baer Group Ltd.	19,807	$1,547,537
Electrical Equipment - 2.4%
ABB Ltd.	23,792	1,753,888
Health Care Equipment & Supplies - 2.1%
Alcon AG	19,410	1,535,877
Life Sciences Tools & Services - 2.5%
Lonza Group AG	2,756	1,858,150
Total Switzerland		7,684,336
United Kingdom - 23.0%
Aerospace & Defense - 1.9%
BAE Systems PLC	59,921	1,379,080
Banks - 3.0%
Barclays PLC	340,235	2,177,880
Beverages - 0.1%
Diageo PLC	4,390	94,595
Electronic Equipment, Instruments & Components - 2.5%
Halma PLC	39,143	1,857,911
Hotels, Restaurants & Leisure - 4.1%
Compass Group PLC	46,888	1,485,643
InterContinental Hotels Group PLC(a)	11,125	1,563,378
		3,049,021
Oil, Gas & Consumable Fuels - 2.1%
Shell PLC	41,415	1,526,230
Personal Care Products - 2.0%
Unilever PLC	22,991	1,502,162
Pharmaceuticals - 4.4%
AstraZeneca PLC	9,388	1,737,331
Haleon PLC	298,781	1,509,848
		3,247,179
Software - 2.0%
Sage Group PLC	102,800	1,495,168
Trading Companies & Distributors - 0.9%
Diploma PLC	9,546	679,177
Total United Kingdom		17,008,403
TOTAL COMMON STOCKS (Cost $46,187,946)		68,514,361

	Shares	Value
PREFERRED STOCKS - 2.4%
Germany - 2.4%
Life Sciences Tools & Services - 2.4%
Sartorius AG, 0.00%	6,090	$1,753,702
TOTAL PREFERRED STOCKS (Cost $1,565,028)		1,753,702
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.3%
Invesco Government & Agency Portfolio - Institutional Class, 3.91%(b)	2,233,204	2,233,204
MSILF Government Portfolio - Institutional Class, 3.69%(b)	919,636	919,636
TOTAL MONEY MARKET FUNDS (Cost $3,152,840)		3,152,840
TOTAL INVESTMENTS - 99.3% (Cost $50,905,814)		$73,420,903
Other Assets in Excess of Liabilities - 0.7%		521,844
TOTAL NET ASSETS - 100.0%		$73,942,747

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

11

LKCM Small Cap Equity Fund
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 2.7%
Karman Holdings, Inc.(a)	60,000	$4,390,200
Mercury Systems, Inc.(a)	60,778	4,437,402
		8,827,602
Banks - 5.9%
Cullen/Frost Bankers, Inc.	9,622	1,218,434
First Financial Bankshares, Inc.	97,712	2,918,658
Hilltop Holdings, Inc.	72,049	2,445,343
Home BancShares, Inc.	162,789	4,522,278
UMB Financial Corp.	34,624	3,983,145
Webster Financial Corp.	64,812	4,079,267
		19,167,125
Beverages - 2.9%
Primo Brands Corp.	188,529	3,082,449
Vita Coco Co., Inc.(a)	121,260	6,427,993
		9,510,442
Biotechnology - 1.2%
Halozyme Therapeutics, Inc.(a)	60,000	4,038,000
Broadline Retail - 1.3%
Ollie’s Bargain Outlet Holdings, Inc.(a)	38,884	4,262,075
Building Products - 2.4%
AAON, Inc.	42,542	3,243,828
CSW Industrials, Inc.	15,197	4,460,775
		7,704,603
Capital Markets - 3.8%
Donnelley Financial Solutions, Inc.(a)	63,736	2,975,834
Miami International Holdings, Inc.(a)	74,438	3,303,558
Piper Sandler Cos.	17,952	6,098,474
		12,377,866
Chemicals - 1.3%
Hawkins, Inc.	29,362	4,171,166
Commercial Services & Supplies - 1.2%
Casella Waste Systems, Inc. - Class A(a)	40,924	4,008,097
Communications Equipment - 6.8%
Ciena Corporation(a)	41,315	9,662,339
Lumentum Holdings, Inc.(a)	33,792	12,455,393
		22,117,732
Construction Materials - 0.9%
Eagle Materials, Inc.	14,319	2,959,451
Consumer Finance - 1.4%
FirstCash Holdings, Inc.	29,091	4,636,524
Diversified Consumer Services - 0.6%
OneSpaWorld Holdings Ltd.	99,587	2,065,434

	Shares	Value
Electrical Equipment - 0.7%
Generac Holdings, Inc.(a)	16,020	$2,184,647
Electronic Equipment, Instruments & Components - 1.7%
Rogers Corp.(a)	61,450	5,626,976
Energy Equipment & Services - 2.2%
Archrock, Inc.	173,006	4,501,616
WaterBridge Infrastructure LLC - Class A(a)	125,000	2,501,250
		7,002,866
Financial Services - 1.7%
Euronet Worldwide, Inc.(a)	33,688	2,563,993
Shift4 Payments, Inc. - Class A(a)	45,973	2,894,920
		5,458,913
Food Products - 0.3%
Utz Brands, Inc.	102,001	1,058,770
Health Care Equipment & Supplies - 4.2%
Alphatec Holdings, Inc.(a)	470,000	9,888,800
Merit Medical Systems, Inc.(a)	44,000	3,878,160
		13,766,960
Health Care Providers & Services - 3.9%
Addus HomeCare Corp.(a)	30,146	3,237,379
Ensign Group, Inc.	30,289	5,276,344
HealthEquity, Inc.(a)	44,387	4,066,293
		12,580,016
Health Care Technology - 2.5%
Phreesia, Inc.(a)	219,375	3,711,825
Waystar Holding Corp.(a)	136,923	4,484,228
		8,196,053
Hotels, Restaurants & Leisure - 1.6%
Kura Sushi USA, Inc. - Class A(a)	28,613	1,497,318
Wingstop, Inc.	15,616	3,724,260
		5,221,578
Insurance - 2.4%
Goosehead Insurance, Inc. - Class A	39,676	2,922,138
Palomar Holdings, Inc.(a)	36,545	4,924,804
		7,846,942
Leisure Products - 0.8%
Mattel, Inc.(a)	129,165	2,562,634
Life Sciences Tools & Services - 4.0%
Charles River Laboratories International, Inc.(a)	30,122	6,008,737
Medpace Holdings, Inc.(a)	12,487	7,013,323
		13,022,060
Machinery - 8.4%
Alamo Group, Inc.	19,787	3,321,643
CECO Environmental Corp.(a)	111,030	6,645,145
ESAB Corp.	42,626	4,762,177

The accompanying notes are an integral part of these financial statements.

12

LKCM Small Cap Equity Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Machinery - (Continued)
Helios Technologies, Inc.	38,830	$2,077,017
ITT, Inc.	31,035	5,384,883
Watts Water Technologies, Inc. - Class A	18,354	5,066,071
		27,256,936
Media - 2.9%
Magnite, Inc.(a)	312,980	5,079,665
Nexstar Media Group, Inc. - Class A	21,672	4,400,500
		9,480,165
Metals & Mining - 1.6%
Materion Corp.	42,343	5,264,082
Oil, Gas & Consumable Fuels - 2.8%
Gulfport Energy Corp.(a)	20,708	4,307,057
Magnolia Oil & Gas Corp. - Class A	91,685	2,006,985
Permian Resources Corp.	202,836	2,845,789
		9,159,831
Pharmaceuticals - 1.5%
Prestige Consumer Healthcare, Inc.(a)	80,688	4,977,643
Professional Services - 4.4%
CBIZ, Inc.(a)	46,306	2,336,138
Planet Labs PBC(a)	325,001	6,409,020
Upwork, Inc.(a)	276,747	5,485,125
		14,230,283
Real Estate Management & Development - 2.1%
Colliers International Group, Inc.	20,337	2,989,742
FirstService Corp.	23,654	3,678,907
		6,668,649
Semiconductors & Semiconductor Equipment - 3.6%
Tower Semiconductor Ltd.(a)	99,062	11,631,860
Software - 6.6%
Braze, Inc. - Class A(a)	118,555	4,065,251
Cellebrite DI Ltd.(a)	101,290	1,826,259
LiveRamp Holdings, Inc.(a)	39,408	1,157,413
Onestream, Inc.(a)	149,162	2,741,597
Q2 Holdings, Inc.(a)	52,825	3,811,852
Workiva Inc.(a)	48,843	4,212,709
Yext, Inc.(a)	438,568	3,534,858
		21,349,939
Specialty Retail - 2.6%
Academy Sports & Outdoors, Inc.	87,015	4,347,270
Warby Parker, Inc. - Class A(a)	191,061	4,163,219
		8,510,489
Textiles, Apparel & Luxury Goods - 0.9%
Crocs, Inc.(a)	35,875	3,068,030

	Shares	Value
Tobacco - 1.9%
Turning Point Brands, Inc.	58,053	$6,292,945
Trading Companies & Distributors - 0.8%
SiteOne Landscape Supply, Inc.(a)	20,432	2,545,010
TOTAL COMMON STOCKS (Cost $223,530,706)		320,810,394
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.6%
Invesco Government & Agency Portfolio - Institutional Class, 3.91%(b)	5,127,138	5,127,138
TOTAL MONEY MARKET FUNDS (Cost $5,127,138)		5,127,138
TOTAL INVESTMENTS - 100.1% (Cost $228,657,844)		$325,937,532
Liabilities in Excess of Other Assets - (0.1)%		(449,628)
TOTAL NET ASSETS - 100.0%		$325,487,904

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

13

LKCM Small-Mid Cap Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS - 97.9%
Aerospace & Defense - 6.0%
BWX Technologies, Inc.	5,929	$1,024,768
Karman Holdings, Inc.(a)	9,467	692,701
Mercury Systems, Inc.(a)	11,794	861,080
		2,578,549
Banks - 3.3%
UMB Financial Corp.	6,087	700,248
Webster Financial Corp.	11,236	707,194
		1,407,442
Biotechnology - 2.9%
Natera, Inc.(a)	5,422	1,242,126
Building Products - 4.3%
Builders FirstSource, Inc.(a)	5,039	518,463
CSW Industrials, Inc.	2,848	835,973
Zurn Elkay Water Solutions Corp.	11,033	512,924
		1,867,360
Capital Markets - 6.6%
Houlihan Lokey, Inc.	3,608	628,478
LPL Financial Holdings, Inc.	2,798	999,362
Miami International Holdings, Inc.(a)	6,816	302,494
SEI Investments Co.	11,120	912,062
		2,842,396
Commercial Services & Supplies - 3.4%
Casella Waste Systems, Inc. - Class A(a)	7,684	752,571
Tetra Tech, Inc.	21,539	722,418
		1,474,989
Construction Materials - 1.0%
Eagle Materials, Inc.	2,025	418,527
Consumer Finance - 2.2%
FirstCash Holdings, Inc.	5,845	931,576
Energy Equipment & Services - 1.2%
WaterBridge Infrastructure LLC - Class A(a)	26,150	523,262
Financial Services - 4.3%
Corpay, Inc.(a)	2,726	820,335
NCR Atleos Corp.(a)	27,114	1,033,315
		1,853,650
Health Care Equipment & Supplies - 1.4%
Merit Medical Systems, Inc.(a)	6,846	603,406
Health Care Providers & Services - 3.7%
Encompass Health Corp.	5,402	573,368
Ensign Group, Inc.	5,873	1,023,077
		1,596,445
Health Care Technology - 1.3%
Waystar Holding Corp.(a)	16,489	540,015

	Shares	Value
Hotels, Restaurants & Leisure - 1.7%
Wingstop, Inc.	3,101	$739,557
Insurance - 5.7%
Goosehead Insurance, Inc. - Class A	11,845	872,384
Kinsale Capital Group, Inc.	1,714	670,380
Palomar Holdings, Inc.(a)	6,909	931,057
		2,473,821
IT Services - 3.2%
Twilio Inc. - Class A(a)	9,622	1,368,633
Life Sciences Tools & Services - 2.2%
Medpace Holdings, Inc.(a)	1,674	940,202
Machinery - 3.5%
ITT, Inc.	4,712	817,579
SPX Technologies, Inc.(a)	3,444	689,007
		1,506,586
Media - 0.9%
Nexstar Media Group, Inc. - Class A	1,877	381,125
Metals & Mining - 3.5%
Materion Corp.	6,255	777,622
Reliance, Inc.	2,544	734,885
		1,512,507
Oil, Gas & Consumable Fuels - 4.4%
Expand Energy Corp.	7,220	796,799
Golar LNG Ltd.	12,778	475,470
Permian Resources Corp.	45,711	641,325
		1,913,594
Professional Services - 4.1%
Broadridge Financial Solutions, Inc.	3,043	679,106
Planet Labs PBC(a)	55,312	1,090,753
		1,769,859
Real Estate Management & Development - 4.1%
Colliers International Group, Inc.	6,075	893,086
FirstService Corp.	5,504	856,037
		1,749,123
Semiconductors & Semiconductor Equipment - 4.3%
Tower Semiconductor Ltd.(a)	15,821	1,857,702
Software - 9.8%
Appfolio, Inc. - Class A(a)	3,551	826,140
Cellebrite DI Ltd.(a)	44,066	794,510
Nutanix, Inc. - Class A(a)	11,662	602,809
Q2 Holdings, Inc.(a)	13,347	963,119
Trimble, Inc.(a)	13,514	1,058,822
		4,245,400

The accompanying notes are an integral part of these financial statements.

14

LKCM Small-Mid Cap Equity Fund
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Specialty Retail - 2.7%
Floor & Decor Holdings, Inc. - Class A(a)	9,022	$549,350
Warby Parker, Inc. - Class A(a)	29,180	635,832
		1,185,182
Textiles, Apparel & Luxury Goods - 1.5%
On Holding AG - Class A(a)	13,603	632,267
Trading Companies & Distributors - 4.7%
FTAI Aviation Ltd.	7,423	1,461,217
SiteOne Landscape Supply, Inc.(a)	4,655	579,827
		2,041,044
TOTAL COMMON STOCKS (Cost $32,478,132)		42,196,345
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.3%
Invesco Government & Agency Portfolio - Institutional Class, 3.68%(b)	997,835	997,835
TOTAL MONEY MARKET FUNDS (Cost $997,835)		997,835
TOTAL INVESTMENTS - 100.2% (Cost $33,475,967)		$43,194,180
Liabilities in Excess of Other Assets - (0.2)%		(67,924)
TOTAL NET ASSETS - 100.0%		$43,126,256

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

15

LKCM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025

	LKCM Balanced Fund	LKCM Equity Fund	LKCM Fixed Income Fund	LKCM International Equity Fund	LKCM Small Cap Equity Fund	LKCM Small-Mid Cap Equity Fund
ASSETS:
Investments, at value	$108,922,503	$511,626,643	$279,046,691	$73,420,903	$325,937,532	$43,194,180
Interest receivable	400,748	45,053	3,356,891	12,610	33,516	4,320
Dividends receivable	41,722	192,051	—	19,582	72,523	14,074
Dividend tax reclaims receivable	4,045	18,579	—	262,380	2,881	242
Receivable for fund shares sold	214	78,588	74,955	—	189,299	—
Receivable for investments sold	—	—	—	388,663	—	—
Prepaid expenses and other assets	3,512	—	136	2,773	14,494	3,721
Total assets	109,372,744	511,960,914	282,478,673	74,106,911	326,250,245	43,216,537
LIABILITIES:
Payable for investment advisory fees	103,310	625,540	93,165	83,621	522,314	38,789
Payable for fund administration and accounting fees	47,983	166,881	109,944	38,168	105,594	27,598
Payable for capital shares redeemed	22,437	24,515	—	—	40,594	—
Payable for legal fees	19,297	82,558	48,889	10,988	47,166	6,758
Payable for professional service fees	16,539	41,425	28,123	11,836	27,031	10,164
Payable for transfer agent fees and expenses	14,128	31,206	14,343	7,907	14,871	6,163
Payable for custodian fees	1,756	6,210	4,723	10,860	3,859	800
Distributions payable	1,024	—	—	—	—	—
Payable for distribution and shareholder servicing fees	30	104	69	16	58	9
Payable for investments purchased	—	4,406,630	—	—	—	—
Payable to custodian	—	—	—	246	—	—
Accrued expenses and other liabilities	3,538	15,229	9,123	522	854	—
Total liabilities	230,042	5,400,298	308,379	164,164	762,341	90,281
Commitments and Contingencies
NET ASSETS	$ 109,142,702	$506,560,616	$282,170,294	$73,942,747	$325,487,904	$ 43,126,256
Net Assets Consist of:
Paid-in capital	$66,751,303	$217,193,324	$283,747,298	$55,104,823	$225,830,153	$33,333,904
Total distributable earnings/(accumulated losses)	42,391,399	289,367,292	(1,577,004)	18,837,924	99,657,751	9,792,352
Total net assets	$ 109,142,702	$506,560,616	$282,170,294	$73,942,747	$325,487,904	$ 43,126,256
Net assets	$109,142,702	$506,560,616	$282,170,294	$73,942,747	$325,487,904	$43,126,256
Shares issued and outstanding(a)	3,868,166	13,469,851	26,479,437	4,688,737	14,876,586	3,799,679
Net asset value per share	$28.22	$37.61	$10.66	$15.77	$21.88	$11.35
Cost:
Investments, at cost	$66,504,707	$222,309,784	$275,819,837	$50,905,814	$228,657,844	$33,475,967

(a)	Unlimited shares of no par value authorized.
The accompanying notes are an integral part of these financial statements.

16

LKCM FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	LKCM Balanced Fund	LKCM Equity Fund	LKCM Fixed Income Fund	LKCM International Equity Fund	LKCM Small Cap Equity Fund	LKCM Small-Mid Cap Equity Fund
INVESTMENT INCOME:
Dividend income	$1,128,006	$5,767,521	$—	$1,523,348	$1,863,223	$285,347
Less: dividend withholding taxes	(2,378)	(28,472)	—	(162,374)	(7,015)	(1,182)
Less: issuance fees	—	—	—	(134)	(81)	—
Interest income	1,371,745	823,466	11,335,363	149,197	534,847	87,878
Total investment income	2,497,373	6,562,515	11,335,363	1,510,037	2,390,974	372,043
EXPENSES:
Investment advisory fee	731,249	3,537,681	1,398,259	614,659	2,197,788	306,339
Fund administration and accounting fees	190,576	624,307	407,738	138,804	398,502	110,555
Transfer agent fees	65,613	183,170	97,157	46,968	107,557	37,261
Legal fees	36,826	160,199	92,773	21,301	93,321	13,466
Trustees’ fees	27,762	124,410	67,265	15,204	65,805	8,867
Federal and state registration fees	27,584	62,464	37,800	21,435	55,607	32,235
Professional service fees	15,036	67,394	37,043	9,008	39,912	5,234
Custodian fees	11,710	49,163	28,415	37,293	29,373	5,657
Reports to shareholders	8,558	14,453	10,522	6,991	11,530	6,646
Distribution expenses	305	1,330	750	181	765	109
Other expenses and fees	36,525	160,907	91,543	20,121	80,128	10,448
Total expenses	1,151,744	4,985,478	2,269,265	931,965	3,080,288	536,817
Expense reimbursement by Adviser	(251,746)	(942,416)	(871,005)	(249,010)	(154,883)	(128,364)
Net expenses	899,998	4,043,062	1,398,260	682,955	2,925,405	408,453
NET INVESTMENT INCOME/(LOSS)	1,597,375	2,519,453	9,937,103	827,082	(534,431)	(36,410)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	4,876,761	22,038,163	(800,344)	(1,303,825)	30,430,525	2,975,660
Foreign currency translation	—	—	—	(50,105)	—	—
Net realized gain (loss)	4,876,761	22,038,163	(800,344)	(1,353,930)	30,430,525	2,975,660
Net change in unrealized appreciation (depreciation) on:
Investments	2,774,618	25,811,839	8,743,793	13,776,775	7,747,193	(788,692)
Foreign currency translation	134	578	—	30,318	—	—
Net change in unrealized appreciation (depreciation)	2,774,752	25,812,417	8,743,793	13,807,093	7,747,193	(788,692)
Net realized and unrealized gain (loss)	7,651,513	47,850,580	7,943,449	12,453,163	38,177,718	2,186,968
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 9,248,888	$50,370,033	$17,880,552	$13,280,245	$37,643,287	$ 2,150,558

The accompanying notes are an integral part of these financial statements.

17

LKCM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	LKCM Balanced Fund		LKCM Equity Fund
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$1,597,375	$1,393,786	$2,519,453	$2,668,816
Net realized gain (loss)	4,876,761	3,901,702	22,038,163	51,295,433
Net change in unrealized appreciation (depreciation)	2,774,752	6,701,157	25,812,417	15,478,606
Net increase (decrease) in net assets from operations	9,248,888	11,996,645	50,370,033	69,442,855
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(6,351,095)	(5,147,271)	(39,172,694)	(32,692,685)
Total distributions to shareholders	(6,351,095)	(5,147,271)	(39,172,694)	(32,692,685)
NET DECREASE IN NET ASSETS FROM
Fund share transactions (Note C)	(8,677,861)	(5,593,729)	(13,119,882)	(22,943,692)
Total increase (decrease) in net assets	(5,780,068)	1,255,645	(1,922,543)	13,806,478
NET ASSETS:
Beginning of the year	114,922,770	113,667,125	508,483,159	494,676,681
End of the year	$109,142,702	$114,922,770	$506,560,616	$508,483,159

	LKCM Fixed Income Fund		LKCM International Equity Fund
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$9,937,103	$8,433,203	$827,082	$852,377
Net realized gain (loss)	(800,344)	(1,889,890)	(1,353,930)	951,781
Net change in unrealized appreciation (depreciation)	8,743,793	1,750,631	13,807,093	1,106,573
Net increase (decrease) in net assets from operations	17,880,552	8,293,944	13,280,245	2,910,731
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(10,027,300)	(8,412,958)	(964,153)	(834,475)
Total distributions to shareholders	(10,027,300)	(8,412,958)	(964,153)	(834,475)
NET DECREASE IN NET ASSETS FROM
Fund share transactions (Note C)	(2,805,334)	(9,250,785)	1,297,797	(1,992,887)
Total increase (decrease) in net assets	5,047,918	(9,369,799)	13,613,889	83,369
NET ASSETS:
Beginning of the year	277,122,376	286,492,175	60,328,858	60,245,489
End of the year	$282,170,294	$277,122,376	$73,942,747	$60,328,858

The accompanying notes are an integral part of these financial statements.

18

LKCM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	LKCM Small Cap Equity Fund		LKCM Small-Mid Cap Equity Fund
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$(534,431)	$18,868	$(36,410)	$(51,641)
Net realized gain (loss)	30,430,525	19,792,543	2,975,660	(10,246)
Net change in unrealized appreciation (depreciation)	7,747,193	18,672,498	(788,692)	4,941,304
Net increase (decrease) in net assets from operations	37,643,287	38,483,909	2,150,558	4,879,417
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(27,077,696)	(19,098,420)	(2,610,718)	—
Total distributions to shareholders	(27,077,696)	(19,098,420)	(2,610,718)	—
NET DECREASE IN NET ASSETS FROM
Fund share transactions (Note C)	31,908,283	32,078,444	4,566,545	5,646,683
Total increase (decrease) in net assets	42,473,874	51,463,933	4,106,385	10,526,100
NET ASSETS:
Beginning of the year	283,014,030	231,550,097	39,019,871	28,493,771
End of the year	$325,487,904	$283,014,030	$43,126,256	$39,019,871

The accompanying notes are an integral part of these financial statements.

19

LKCM Balanced Fund
FINANCIAL HIGHLIGHTS

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$27.59	$26.00	$24.29	$29.21	$26.76
INVESTMENT OPERATIONS:
Net investment income(a)	0.40	0.33	0.28	0.26	0.20
Net realized and unrealized gain (loss) on investments(b)	1.93	2.53	2.34	(4.30)	3.54
Total from investment operations	2.33	2.86	2.62	(4.04)	3.74
LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)	(0.33)	(0.29)	(0.27)	(0.20)
Net realized gains	(1.28)	(0.94)	(0.62)	(0.61)	(1.09)
Total distributions	(1.70)	(1.27)	(0.91)	(0.88)	(1.29)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	—
Net asset value, end of year	$28.22	$27.59	$26.00	$24.29	$29.21
Total return	8.44%	10.99%	10.84%	(13.84)%	14.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$109,143	$114,923	$113,667	$108,746	$144,901
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.02%	1.02%	1.04%	0.99%	0.96%
After expense reimbursement/recoupment	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.42%	1.20%	1.11%	1.01%	0.69%
Portfolio turnover rate	6%	15%	11%	13%	11%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

20

LKCM Equity Fund
Financial Highlights

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$36.88	$34.41	$30.99	$38.69	$33.74
INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.19	0.30	0.31	0.16
Net realized and unrealized gain (loss) on investments(b)	3.66	4.79	3.62	(6.31)	7.43
Total from investment operations	3.85	4.98	3.92	(6.00)	7.59
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.19)	(0.31)	(0.30)	(0.17)
Net realized gains	(2.91)	(2.32)	(0.19)	(1.40)	(2.47)
Total distributions	(3.12)	(2.51)	(0.50)	(1.70)	(2.64)
Redemption fee per share	0.00(c)	0.00(c)	—	0.00(c)	—
Net asset value, end of year	$37.61	$36.88	$34.41	$30.99	$38.69
TOTAL RETURN	10.36%	14.44%	12.65%	(15.44)%	22.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$506,561	$508,483	$494,677	$460,642	$542,696
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.99%	0.98%	1.00%	0.97%	0.96%
After expense reimbursement/recoupment	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	0.50%	0.52%	0.93%	0.91%	0.43%
Portfolio turnover rate	9%	9%	10%	11%	11%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

21

LKCM Fixed Income Fund
Financial Highlights

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$10.36	$10.36	$10.10	$10.87	$11.19
INVESTMENT OPERATIONS:
Net investment income(a)	0.38	0.31	0.24	0.16	0.15
Net realized and unrealized gain (loss) on investments(b)	0.30	—	0.26	(0.77)	(0.32)
Total from investment operations	0.68	0.31	0.50	(0.61)	(0.17)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.31)	(0.24)	(0.15)	(0.15)
Net realized gains	—	—	—	(0.01)	(0.00)(c)
Total distributions	(0.38)	(0.31)	(0.24)	(0.16)	(0.15)
Redemption fee per share	—	—	0.00(c)	—	—
Net asset value, end of year	$10.66	$10.36	$10.36	$10.10	$10.87
TOTAL RETURN	6.66%	3.06%	4.98%	(5.63)%	(1.54)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$282,170	$277,122	$286,492	$275,387	$295,745
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.81%	0.81%	0.81%	0.79%	0.78%
After expense reimbursement/recoupment	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	3.55%	3.01%	2.33%	1.54%	1.33%
Portfolio turnover rate	34%	25%	23%	21%	31%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

22

LKCM International Equity Fund
Financial Highlights

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$13.11	$12.68	$11.08	$14.50	$12.44
INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.18	0.19	0.45	0.10
Net realized and unrealized gain (loss) on investments(b)	2.69	0.43	1.59	(3.42)	2.14
Total from investment operations	2.87	0.61	1.78	(2.97)	2.24
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.18)	(0.18)	(0.30)	(0.08)
Net realized gains	—	—	—	(0.15)	(0.10)
Total distributions	(0.21)	(0.18)	(0.18)	(0.45)	(0.18)
Net asset value, end of year	$15.77	$13.11	$12.68	$11.08	$14.50
TOTAL RETURN	21.87%	4.83%	16.09%	(20.51)%	18.00%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$73,943	$60,329	$60,245	$45,009	$55,504
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.36%	1.38%	1.41%	1.45%	1.40%
After expense reimbursement/recoupment	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets	1.21%	1.36%	1.58%	3.80%	0.69%
Portfolio turnover rate	21%	17%	11%	26%	15%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

The accompanying notes are an integral part of these financial statements.

23

LKCM Small Cap Equity Fund
Financial Highlights

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$21.03	$19.53	$16.37	$21.54	$21.77
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)	—	(0.01)	(0.04)	(0.08)
Net realized and unrealized gain (loss) on investments(b)	2.85	3.03	3.71	(4.73)	3.23
Total from investment operations	2.81	3.03	3.70	(4.77)	3.15
LESS DISTRIBUTIONS FROM:
Net investment income	0.00(d)	0.00	0.00	0.00	0.00
Net realized gains	(1.96)	(1.53)	(0.54)	(0.40)	(3.38)
Total distributions	(1.96)	(1.53)	(0.54)	(0.40)	(3.38)
Redemption fee per share	0.00(c)	0.00(c)	—	—	—
Net asset value, end of year	$21.88	$21.03	$19.53	$16.37	$21.54
TOTAL RETURN	13.29%	15.45%	22.57%	(22.11)%	14.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$325,488	$283,014	$231,550	$170,039	$229,199
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.05%	1.06%	1.07%	1.07%	1.03%
After expense reimbursement/recoupment	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets	(0.18)%	0.01%	(0.08)%	(0.23)%	(0.32)%
Portfolio turnover rate	40%	29%	28%	42%	42%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
(d)	Amount is less than 0.005.
The accompanying notes are an integral part of these financial statements.

24

LKCM Small-Mid Cap Equity Fund
Financial Highlights

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$11.46	$9.91	$7.88	$10.97	$11.15
INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)	(0.02)	—	(0.01)	(0.06)
Net realized and unrealized gain (loss) on investments(b)	0.62	1.57	2.03	(2.43)	1.77
Total from investment operations	0.61	1.55	2.03	(2.44)	1.71
LESS DISTRIBUTIONS FROM:
Net realized gains	(0.72)	—	—	(0.65)	(1.89)
Total distributions	(0.72)	—	—	(0.65)	(1.89)
Redemption fee per share	—	0.00(c)	0.00(c)	—	—
Net asset value, end of year	$11.35	$11.46	$9.91	$7.88	$10.97
TOTAL RETURN	5.28%	15.64%	25.76%	(22.12)%	15.37%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$43,126	$39,020	$28,494	$15,234	$14,355
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.31%	1.40%	1.74%	1.80%	1.74%
After expense reimbursement/recoupment	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets	(0.09)%	(0.15)%	(0.03)%	(0.11)%	(0.49)%
Portfolio turnover rate	44%	31%	32%	50%	50%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

25

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025
A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
LKCM Funds (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on February 10, 1994 and consists of seven diversified series as of December 31, 2025, six of which are presented herein and include the LKCM Small Cap Equity Fund, LKCM Small-Mid Cap Equity Fund, LKCM Equity Fund, LKCM Balanced Fund, LKCM Fixed Income Fund and LKCM International Equity Fund (collectively, the “Funds”). The assets of the Funds are invested in separate, independently managed portfolios. Investment operations of the Funds began on July 14, 1994 (LKCM Small Cap Equity Fund), January 3, 1996 (LKCM Equity Fund), December 30, 1997 (LKCM Balanced Fund and LKCM Fixed Income Fund), May 2, 2011 (LKCM Small-Mid Cap Equity Fund) and May 1, 2019 (LKCM International Equity Fund). Each Fund charges a 1% redemption fee for redemptions of Fund shares held for less than 30 days, unless otherwise determined by a Fund in its discretion.
The LKCM Small Cap Equity Fund seeks to maximize long-term capital appreciation by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of smaller companies (those with market capitalizations at the time of investment between $0.8 billion and $7 billion) which Luther King Capital Management Corporation (the “Adviser”) believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. The LKCM Small-Mid Cap Equity Fund seeks to maximize long-term capital appreciation by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-mid capitalization companies (those with market capitalizations at the time of investment between $2 billion and $20 billion) which the Adviser believes are likely to have above-average growth in revenue and/or earnings and potential for above-average capital appreciation. The LKCM Equity Fund seeks to maximize long-term capital appreciation by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies which the Adviser believes are likely to have above-average growth in revenue and/or earnings, above-average returns on shareholders’ equity, potential for above-average capital appreciation and/or companies that the Adviser believes have attractive relative valuations. The LKCM Balanced Fund seeks current income and long-term capital appreciation by investing primarily in a portfolio of equity and fixed income securities with at least 25% of the Fund’s total assets invested in fixed income securities under normal circumstances. The LKCM Fixed Income Fund seeks current income by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a portfolio of investment grade corporate and U.S. Government fixed income securities. The LKCM International Equity Fund seeks to maximize long-term capital appreciation by investing primarily in equity securities of non-U.S. companies and invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities.
The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.
1.
Security Valuation: Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value

26

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Funds’ investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Funds’ portfolio securities. For foreign securities held by the LKCM International Equity Fund, such fair value prices generally will be based on such independent pricing services’ proprietary multi-factor models that measure movements in relevant indices, market indicators and other factors between the time the relevant foreign markets have closed and the time the Fund calculates its net asset value, and therefore may differ from quoted or official closing prices for such foreign securities in such foreign markets.
The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.
Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

27

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2025, the Funds’ assets carried at fair value were classified as follows:
LKCM Balanced Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$74,968,261	$—	$—	$74,968,261
Corporate Bonds	—	32,525,068	—	32,525,068
REITs	790,065	—	—	790,065
Short-Term Investment	639,109	—	—	639,109
Total Investments*	$76,397,435	$32,525,068	$—	$108,922,503

LKCM Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$507,050,290	$—	$—	$507,050,290
Short-Term Investments	4,576,353	—	—	4,576,353
Total Investments*	$511,626,643	$—	$—	$511,626,643

LKCM Fixed Income Fund

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$215,964,407	$—	$215,964,407
U.S. Treasury Obligations	—	32,765,226	—	32,765,226
U.S. Government Sponsored Entities	—	27,899,381	—	27,899,381
Short-Term Investment	2,417,677	—	—	2,417,677
Total Investments*	$2,417,677	$276,629,014	$—	$279,046,691

LKCM International Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$9,319,885	$59,194,476	$—	$68,514,361
Preferred Stock	—	1,753,702	—	1,753,702
Short-Term Investments	3,152,840	—	—	3,152,840
Total Investments*	$12,472,725	$60,948,178	$—	$73,420,903

LKCM Small Cap Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$320,810,394	$—	$—	$320,810,394
Short-Term Investments	5,127,138	—	—	5,127,138
Total Investments*	$325,937,532	$—	$—	$325,937,532

28

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
LKCM Small-Mid Cap Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$42,196,345	$—	$—	$42,196,345
Short-Term Investments	997,835	—	—	997,835
Total Investments*	$43,194,180	$—	$—	$43,194,180

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.
There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period.
2.
Federal Income Taxes: The Funds have elected to be treated as “regulated investment companies” under Subchapter M of the Internal Revenue Code and each Fund intends to distribute all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

3.
Distributions to Shareholders: The LKCM Small Cap Equity Fund, LKCM Small-Mid Cap Equity Fund, LKCM Equity Fund and LKCM International Equity Fund generally intend to declare and pay income dividends and distribute net capital gains, if any, at least on an annual basis. The LKCM Balanced Fund and LKCM Fixed Income Fund generally intend to declare and pay income dividends on a quarterly basis and distribute net capital gains, if any, at least on an annual basis.

4.
Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. issuers. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.

5.
Expense Allocation: Expenses incurred by the Funds are allocated among the Funds based upon (i) relative average net assets, (ii) a specific identification basis as incurred, or (iii) evenly among the Funds, depending on the nature of the expense.

6.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

7.
Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

8.
Security Transactions and Investment Income: Security and shareholder transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable jurisdiction’s tax rules and rates. Interest income is recognized on the accrual basis. All discounts and premiums are amortized based on the effective interest method for tax and financial reporting purposes. The Funds may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may include income, capital gains and return of capital.

9.
Other: Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial

29

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share.

	LKCM Balanced Fund	LKCM Equity Fund	LKCM Fixed Income Fund	LKCM International Equity Fund	LKCM Small Cap Equity Fund	LKCM Small-Mid Cap Equity Fund
Paid-in capital	$173,392	$2,934,334	$—	$—	$459,209	$59,736
Total distributable earnings	(173,392)	(2,934,334)	—	—	(459,209)	(59,736)

10.
Restricted and Illiquid Securities: The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale including investments considered by the Funds to be illiquid. Restricted securities generally may be resold in transactions exempt from registration. Illiquid investments are investments that the Funds reasonably expect cannot be sold or disposed of in current market conditions within seven calendar days or less in the ordinary course of business without the sale or disposition significantly changing the market value of the investment. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

11.
Segment Reporting: An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Trust’s principal executive officer and principal financial officer act as the CODM. Each Fund within the Trust represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of a Fund’s total returns, expense ratios, changes in net assets resulting from operations, subscriptions and redemptions and profitability to the advisor, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and peers to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

12.
New Accounting Pronouncements: In December 2023, the Financial Accounting Standard Board issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific information regarding income taxes paid. The Funds have adopted ASU 2023-09 as of December 31, 2025, with no material impact on the Funds’ financial statements.

B. INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Adviser serves as the investment adviser to the Funds under an Investment Advisory Agreement (the “Agreement”). The Adviser receives a fee, computed daily and payable quarterly, at the annual rates presented below as applied to each Fund’s average daily net assets. The Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse expenses of the Funds through May 1, 2026 in order to limit each Fund’s operating expenses to the annual cap rates presented below. This expense limitation excludes interest, taxes, brokerage commissions, indirect fees and expenses relating to investments in other investment companies, including money market funds, and extraordinary expenses.

30

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
For the year ended December 31, 2025, the Adviser waived the following management fees and/or reimbursed expenses to meet its expense cap obligations: expenses to meet its expense cap obligations:

	LKCM Balanced Fund	LKCM Equity Fund	LKCM Fixed Income Fund	LKCM International Equity Fund	LKCM Small Cap Equity Fund	LKCM Small-Mid Cap Equity Fund
Annual Management Fee Rate	0.65%	0.70%	0.50%	0.90%	0.75%	0.75%
Annual Cap on Expenses	0.80%	0.80%	0.50%	1.00%	1.00%	1.00%
Fees Waived and/or Expenses Reimbursed in 2025	$251,746	$942,416	$871,005	$249,010	$154,883	$128,364

The Trust reimburses the Adviser for a portion of compensation paid to the Trust’s Chief Compliance Officer. This compensation is reported as part of the “Trustees’ fees and officer compensation” expense on the Statement of Operations.
U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), doing business as U.S. Bank Global Fund Services, serves as transfer agent and administrator for the Trust and serves as accounting services agent for the Trust. U.S. Bank, N.A. serves as custodian for the Funds.
Distribution services are performed pursuant to a distribution contract with Quasar Distributors, LLC (“Quasar”), the Trust’s principal underwriter.
The Funds have adopted a Distribution Plan pursuant to Rule 12b—1 under the 1940 Act, under which each Fund may pay an annualized fee of up to 0.75% of its average daily net assets for distribution and other services. Currently, the Board of Trustees has not authorized payments under this plan and, as a result, the Funds currently neither accrue nor pay any fees under the plan.
C. FUND SHARES
At December 31, 2025, there was an unlimited number of shares of beneficial interest, no par value, authorized, for each Fund. The following tables summarize the activity in shares of each Fund:
LKCM Balanced Fund

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	98,004	$2,724,113	140,455	$4,030,087
Shares issued to shareholders in reinvestment of distributions	216,727	6,150,006	179,311	4,985,889
Shares redeemed	(612,550)	(17,551,981)	(526,267)	(14,609,707)
Redemption fee	—	1	—	2
Net increase (decrease)	(297,819)	$(8,677,861)	(206,501)	$(5,593,729)
Shares Outstanding:
Beginning of period	4,165,985		4,372,486
End of period	3,868,166		4,165,985

31

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
LKCM Equity Fund

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	390,682	$14,724,349	404,257	$14,933,764
Shares issued to shareholders in reinvestment of distributions	980,829	37,173,433	843,664	31,325,241
Shares redeemed	(1,687,672)	(65,017,919)	(1,839,762)	(69,204,555)
Redemption fee		255		1,858
Net increase (decrease)	(316,161)	$(13,119,882)	(591,841)	$(22,943,692)
Shares Outstanding:
Beginning of period	13,786,012		14,377,853
End of period	13,469,851		13,786,012

LKCM Fixed Income Fund

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	1,061,488	$11,190,097	2,037,482	$21,176,820
Shares issued to shareholders in reinvestment of distributions	860,577	9,096,610	739,156	7,670,885
Shares redeemed	(2,191,775)	(23,092,041)	(3,690,233)	(38,098,490)
Redemption fee		—		—
Net increase (decrease)	(269,710)	$(2,805,334)	(913,595)	$(9,250,785)
Shares Outstanding:
Beginning of period	26,749,147		27,662,742
End of period	26,479,437		26,749,147

LKCM International Equity Fund

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	197,653	$2,911,436	147,145	$2,007,875
Shares issued to shareholders in reinvestment of distributions	47,556	752,341	49,109	647,743
Shares redeemed	(159,328)	(2,365,980)	(346,336)	(4,648,505)
Redemption fee		—		—
Net increase (decrease)	85,881	$1,297,797	(150,082)	$(1,992,887)
Shares Outstanding:
Beginning of period	4,602,856		4,752,938
End of period	4,688,737		4,602,856

32

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
LKCM Small Cap Equity Fund

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	1,248,240	$26,931,254	1,932,643	$39,616,847
Shares issued to shareholders in reinvestment of distributions	1,120,990	24,785,094	840,316	17,814,706
Shares redeemed	(949,610)	(19,808,088)	(1,172,132)	(25,353,567)
Redemption fee		23		458
Net increase (decrease)	1,419,620	$31,908,283	1,600,827	$32,078,444
Shares Outstanding:
Beginning of period	13,456,966		11,856,139
End of period	14,876,586		13,456,966

LKCM Small-Mid Cap Equity Fund

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	396,748	$4,540,045	670,022	$7,098,560
Shares issued to shareholders in reinvestment of distributions	189,167	2,173,516	—	—
Shares redeemed	(192,434)	(2,147,016)	(140,386)	(1,451,877)
Redemption fee		—		—
Other		—		—
Net increase (decrease)	393,481	$4,566,545	529,636	$5,646,683
Shares Outstanding:
Beginning of period	3,406,198		2,876,562
End of period	3,799,679		3,406,198

D. SECURITY TRANSACTIONS
Purchases and sales of investment securities, other than short-term investments, for the year ended December 31, 2025 were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
LKCM Balanced Fund	$—	$6,940,419	$—	$20,251,575
LKCM Equity Fund	—	44,893,747	—	78,046,789
LKCM Fixed Income Fund	7,961,055	84,701,949	40,205,075	54,719,317
LKCM International Equity Fund	—	13,433,621	—	15,181,964
LKCM Small Cap Equity Fund	—	120,639,949	—	113,497,847
LKCM Small-Mid Cap Equity Fund	—	20,010,250	—	16,979,336

33

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
E. TAX INFORMATION
At December 31, 2025, the components of accumulated earnings (losses) on a tax basis were as follows:

	LKCM Balanced Fund	LKCM Equity Fund	LKCM Fixed Income Fund	LKCM International Equity Fund	LKCM Small Cap Equity Fund	LKCM Small Mid Cap Equity Fund
Tax cost	$66,504,707	$222,299,309	$275,819,837	$51,182,448	$228,657,844	$33,475,969
Gross unrealized appreciation	43,254,350	290,170,802	4,343,055	23,272,921	108,527,204	11,203,778
Gross unrealized depreciation	(836,359)	(842,707)	(1,116,201)	(1,013,141)	(11,247,516)	(1,485,567)
Net unrealized appreciation	42,417,991	289,328,095	3,226,854	22,259,780	97,279,688	9,718,211
Undistributed ordinary income	1,843	39,199	258,787	680,334	—	—
Undistributed long-term capital gain.	—	—	—	—	2,378,063	74,141
Distributable earnings	1,843	39,199	258,787	680,334	2,378,063	74,141
Other accumulated losses	(28,435)	(2)	(5,062,645)	(4,102,190)	—	—
Total distributable earnings	$42,391,399	$289,367,292	$(1,577,004)	$18,837,924	$99,657,751	$9,792,352

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.
To the extent the Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryforwards as permitted by the Internal Revenue Code. At December 31, 2025, the capital loss carryforwards were as follows:

	Short-Term	Long-Term	Capital Loss Carryover Utilized
LKCM Fixed Income Fund	$419,360	$4,643,285	$—
LKCM International Equity Fund	723,906	3,378,284	—
LKCM Small-Mid Cap Equity Fund	—	—	194,260

At December 31, 2025, the following Funds deferred, on a tax basis, post-October capital losses of:

LKCM Balanced Fund	$28,435
LKCM Equity Fund	2

The tax components of dividends paid during the periods shown below for the Funds were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
LKCM Balanced Fund	$1,624,723	$4,726,372	$1,364,595	$3,782,676
LKCM Equity Fund	2,648,769	36,523,925	2,500,301	30,192,384
LKCM Fixed Income Fund	10,027,300	—	8,412,958	—
LKCM International Equity Fund	964,153	—	834,475	—
LKCM Small Cap Equity Fund	18,868	27,058,828	—	19,098,420
LKCM Small-Mid Cap Equity Fund	—	2,610,718	—	—

The Funds designated earnings and profits distributed to shareholders upon the redemption of shares during 2025 and 2024 in determining undistributed net capital gains as of December 31, 2025.

34

LKCM FUNDS
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
The Trust has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Trust has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Funds’ financial position or results of operations. Tax years that remain open to examination by major tax jurisdictions include tax years ended December 31, 2022 through December 31, 2025 for all LKCM Funds. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on tax returns as of December 31, 2025. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. If applicable, the Funds would recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “other expense” on the statement of operations.
F. OTHER MATTERS
Investing in the Funds involves risks and the potential loss of all or a portion of your investment. Each Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies, and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in a Fund. Geopolitical and other events, including wars, such as between Russia and Ukraine and in the Middle East, tensions and other conflicts between nations, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit, and fixed income markets. In addition, policy changes by the U.S. Government, the U.S. Federal Reserve and/or foreign governments, such as changes in interest rates, and political events within the U.S. and abroad may cause increased volatility in financial markets, affect investor and consumer confidence, and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. The foregoing may adversely affect, among other things, the value and liquidity of a Fund’s investments, a Fund’s ability to satisfy redemption requests, a Fund’s financial and operational performance, and/or the value of your investment in a Fund.
G. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated the Funds’ related events and transactions that occurred subsequent to December 31, 2025 through the date the financial statements were issued and has determined that there were no significant subsequent events requiring recognition or disclosure in the financial statements.

35

LKCM FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders and the Board of Trustees of LKCM Funds
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of LKCM Funds (the “Funds”) comprising the LKCM Balanced Fund, LKCM Equity Fund, LKCM Fixed Income Fund, LKCM International Equity Fund, LKCM Small Cap Equity Fund, and LKCM Small-Mid Cap Equity Fund, including the schedules of investments, as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the LKCM Funds as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Milwaukee, Wisconsin
February 27, 2026
We have served as the auditor of one or more LKCM Funds since 2007.

36

LKCM FUNDS
ADDITIONAL INFORMATION
The below information is required disclosure from N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Investment Companies.
Information regarding remuneration paid by the Trust to its directors, officers and affiliated persons is included in the accompanying financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

37

LKCM Aquinas Catholic Equity Fund
Financial Statements and Other Information
December 31, 2025

LKCM Aquinas Catholic Equity Fund
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 98.6%
Aerospace & Defense - 3.0%
L3Harris Technologies, Inc.	6,000	$ 1,761,420
Banks - 0.9%
Cullen/Frost Bankers, Inc.	4,000	506,520
Beverages - 2.4%
PepsiCo, Inc.	10,000	1,435,200
Broadline Retail - 3.1%
Amazon.com, Inc.(a)	8,000	1,846,560
Capital Markets - 2.2%
Charles Schwab Corp.	13,000	1,298,830
Chemicals - 9.6%
Corteva, Inc.	22,500	1,508,175
DuPont de Nemours, Inc.	10,000	402,000
Ecolab, Inc.	5,000	1,312,600
Linde PLC	2,000	852,780
Sherwin-Williams Co.	5,000	1,620,150
		5,695,705
Construction Materials - 2.1%
Martin Marietta Materials, Inc.	2,000	1,245,320
Electric Utilities - 1.8%
Constellation Energy Corp.	3,100	1,095,137
Electronic Equipment, Instruments & Components - 2.6%
Teledyne Technologies, Inc.(a)	3,000	1,532,190
Health Care Equipment & Supplies - 5.0%
Alcon AG	13,500	1,063,935
Stryker Corp.	5,500	1,933,085
		2,997,020
Household Durables - 1.1%
Whirlpool Corporation	9,300	670,902
Independent Power and Renewable Electricity Producers - 2.2%
Clearway Energy, Inc. - Class C	40,000	1,330,400
Interactive Media & Services - 7.3%
Alphabet, Inc. - Class A	14,000	4,382,000
Leisure Products - 1.8%
Mattel, Inc.(a)	55,000	1,091,200

	Shares	Value
Machinery - 3.6%
Chart Industries, Inc.(a)	2,700	$556,821
IDEX Corp.	5,300	943,082
Illinois Tool Works Inc.	2,500	615,750
		2,115,653
Marine Transportation - 1.5%
Kirby Corp.(a)	8,000	881,440
Oil, Gas & Consumable Fuels - 7.0%
Devon Energy Corp.	25,000	915,750
Diamondback Energy Inc.	5,000	751,650
Expand Energy Corp.	8,500	938,060
Kinder Morgan, Inc.	27,500	755,975
Permian Resources Corp.	60,000	841,800
		4,203,235
Pharmaceuticals - 2.1%
Zoetis, Inc.	10,000	1,258,200
Professional Services - 3.7%
Broadridge Financial Solutions, Inc.	5,500	1,227,435
Verisk Analytics, Inc.	4,500	1,006,605
		2,234,040
Semiconductors & Semiconductor Equipment - 6.2%
NVIDIA Corp.	17,500	3,263,750
Qnity Electronics, Inc.	5,000	408,250
		3,672,000
Software - 19.1%
Adobe, Inc.(a)	3,700	1,294,963
Microsoft Corp.	6,000	2,901,720
Oracle Corp.	11,000	2,144,010
Palo Alto Networks, Inc.(a)	7,000	1,289,400
Roper Technologies, Inc.	4,000	1,780,520
Trimble, Inc.(a)	25,000	1,958,750
		11,369,363
Specialty Retail - 4.6%
Academy Sports & Outdoors, Inc.	27,500	1,373,900
Home Depot, Inc.	4,000	1,376,400
		2,750,300
Technology Hardware, Storage & Peripherals - 3.6%
Apple Inc.	8,000	2,174,880
Textiles, Apparel & Luxury Goods - 2.1%
Ralph Lauren Corp.	3,500	1,237,635
TOTAL COMMON STOCKS (Cost $27,544,820)		58,785,150

The accompanying notes are an integral part of these financial statements.

1

LKCM Aquinas Catholic Equity Fund
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
Money Market Funds - 1.6%
Invesco Government & Agency Portfolio - Institutional Class, 3.91%(b)	979,017	$979,017
TOTAL MONEY MARKET FUNDS (Cost $979,017)		979,017
TOTAL INVESTMENTS - 100.2% (Cost $28,523,837)		$59,764,167
Liabilities in Excess of Other Assets - (0.2)%		(110,862)
TOTAL NET ASSETS - 100.0%		$59,653,305

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

2

LKCM Aquinas Catholic Equity Fund
Statement of Assets and Liabilities
December 31, 2025

ASSETS:
Investments, at value	$59,764,167
Interest receivable	5,324
Dividends receivable	38,871
Receivable for fund shares sold	1,443
Prepaid expenses and other assets	12,288
Total assets	59,822,093
LIABILITIES:
Payable for investment advisory fees	59,850
Payable for fund administration and accounting fees	29,609
Payable for distribution and shareholder servicing fees	28,984
Payable for capital shares redeemed	16,671
Payable for professional service fees	12,586
Payable for legal fees	10,086
Payable for transfer agent fees and expenses	8,973
Payable for custodian fees	1,063
Accrued expenses and other liabilities	966
Total liabilities	168,788
Commitments and Contingencies
NET ASSETS	$ 59,653,305
Net Assets Consists of:
Paid-in capital	$28,395,764
Total distributable earnings	31,257,541
Total net assets	$ 59,653,305
Net assets	$59,653,305
Shares issued and outstanding(a)	3,366,428
Net asset value per share	$17.72
Cost:
Investments, at cost	$28,523,837

(a)	Unlimited shares of no par value authorized.
The accompanying notes are an integral part of these financial statements.

3

LKCM Aquinas Catholic Equity Fund
Statement of Operations
For the Year Ended December 31, 2025

INVESTMENT INCOME:
Dividend income	$763,392
Less: dividend withholding taxes	(1,626)
Interest income	40,349
Total investment income	802,115
EXPENSES:
Investment advisory fee	541,960
Fund administration and accounting fees	118,457
Distribution expenses	60,379
Transfer agent fees	48,735
Federal and state registration fees	29,983
Legal fees	19,458
Reports to shareholders	15,505
Trustees’ fees	14,466
Professional service fees	8,200
Custodian fees	6,749
Other expenses and fees	18,551
Total expenses	882,443
Expense reimbursement by Adviser	(280,265)
Net expenses	602,178
NET INVESTMENT INCOME	199,937
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	3,337,331
Net realized gain (loss)	3,337,331
Net change in unrealized appreciation (depreciation) on:
Investments	428,715
Net change in unrealized appreciation (depreciation)	428,715
Net realized and unrealized gain (loss)	3,766,046
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 3,965,983

The accompanying notes are an integral part of these financial statements.

4

LKCM Aquinas Catholic Equity Fund
Statements of Changes in Net Assets

	Year Ended December 31,
	2025	2024
OPERATIONS:
Net investment income (loss)	$199,937	$178,517
Net realized gain (loss)	3,337,331	4,380,108
Net change in unrealized appreciation (depreciation)	428,715	2,743,520
Net increase (decrease) in net assets from operations	3,965,983	7,302,145
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,382,634)	(4,426,034)
Total distributions to shareholders	(3,382,634)	(4,426,034)
NET DECREASE IN NET ASSETS FROM
Fund share transactions (Note C)	(1,039,339)	(989,966)
Total increase (decrease) in net assets	(455,990)	1,886,145
NET ASSETS:
Beginning of the year	60,109,295	58,223,150
End of the year	$59,653,305	$60,109,295

The accompanying notes are an integral part of these financial statements.

5

LKCM Aquinas Catholic Equity Fund
Financial Highlights

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$17.59	$16.73	$15.05	$19.52	$17.53
INVESTMENT OPERATIONS:
Net investment income(a)	0.06	0.05	0.12	0.17	0.05
Net realized and unrealized gain (loss) on investments(b)	1.13	2.20	2.00	(3.72)	4.40
Total from investment operations	1.19	2.25	2.12	(3.55)	4.45
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.05)	(0.12)	(0.18)	(0.05)
Net realized gains	(0.99)	(1.34)	(0.32)	(0.74)	(2.41)
Total distributions	(1.06)	(1.39)	(0.44)	(0.92)	(2.46)
Redemption fee per share	0.00(c)	0.00(c)	0.00(c)	—	—
Net asset value, end of year	$17.72	$17.59	$16.73	$15.05	$19.52
Total return	6.72%	13.37%	14.07%	−18.17%	25.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$59,653	$60,109	$58,223	$50,083	$63,916
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.47%	1.47%	1.53%	1.45%	1.40%
After expense reimbursement/recoupment	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income (loss) to average net assets	0.33%	0.30%	0.77%	1.02%	0.25%
Portfolio turnover rate	9%	11%	16%	23%	18%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the years.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

6

LKCM AQUINAS CATHOLIC EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025
A. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
LKCM Funds (the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”) as an open-end, management investment company. The Trust was organized as a Delaware statutory trust on February 10, 1994 and consists of seven diversified series as of December 31, 2025, one of which is presented herein: the LKCM Aquinas Catholic Equity Fund (the “Fund”). The Fund is subject to expenses pursuant to the Rule 12b-1 plan described in Note B. The Fund charges a 1% redemption fee for redemptions of Fund shares held for less than 30 days, unless otherwise determined by the Fund in its discretion.
The LKCM Aquinas Catholic Equity Fund seeks to maximize long-term capital appreciation, while incorporating Catholic values investing principles in the investment process. The LKCM Aquinas Catholic Equity Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that Luther King Capital Management Corporation (the “Adviser”) believes are likely to have above-average growth in revenue and/or earnings, above- average returns on shareholders’ equity, potential for above-average capital appreciation, and/or companies the Adviser believes have attractive relative valuations.
The Fund practices socially responsible investing within the framework provided by the United States Conference of Catholic Bishops’ Socially Responsible Investment Guidelines (the “Guidelines”). The Fund’s investment approach incorporates the Guidelines through a combination of screening portfolio companies based on criteria set forth in the Guidelines, dialogue with companies whose policies and practices may conflict with the Guidelines, and/or potentially excluding from the Fund’s portfolio the securities of those companies that are unwilling to alter their policies and practices over a reasonable period of time. The Adviser monitors companies selected for the Fund for policies on various issues contemplated by the Guidelines. If the Fund invests in a company whose policies and practices are inconsistent with the Guidelines, the Adviser may attempt to influence the company, sell the company’s securities, or otherwise exclude future investments in such company.
The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.
1.
Security Valuation: Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official Closing Price (“NOCP”). Unlisted U.S. equity securities and listed U.S. equity securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Futures contracts and options on futures contracts are valued at the settlement prices established each day on the principal exchange on which they are traded. Forward contracts are valued based on the forward rate using information provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available are valued by the Adviser in good faith at fair value. Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available” for purposes of the 1940 Act, the threshold for determining whether a security must be fair valued. In many cases, fixed-income and foreign securities are not considered to have a “readily available market quotation” under the Valuation Rule. Accordingly, such securities typically are fair valued. The Valuation Rule permits the Fund’s board to designate the Fund’s primary investment adviser as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the registered investment company’s board receives the information it needs to oversee the investment adviser’s fair value determinations. The Board has designated the Adviser as valuation designee under the

7

LKCM AQUINAS CATHOLIC EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
Valuation Rule to perform fair value functions in accordance with the requirements of the Valuation Rule. The Adviser may value securities at fair value in good faith pursuant to the Adviser’s and the Fund’s procedures. The Adviser may use prices provided by independent pricing services to assist in the fair valuation of the Fund’s portfolio securities.
The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.
Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of December 31, 2025, the Fund’s assets carried at fair value were classified as follows:
LKCM Aquinas Catholic Equity Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$58,785,150	$ —	$ —	$58,785,150
Money Market Funds	979,017	—	—	979,017
Total Investments	$59,764,167	$—	$—	$59,764,167

Refer to the Schedule of Investments for further disaggregation of investment categories.
2.
Federal Income Taxes: The Fund has elected to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code and the Fund intends to distribute all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

3.	Distributions to Shareholders: The Fund generally intends to declare and pay income dividends and distribute net capital gain, if any, at least on an annual basis.
4.
Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. issuers. These risks

8

LKCM AQUINAS CATHOLIC EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and securities of the U.S. government.
5.
Expense Allocation: Expenses incurred by the Funds in the Trust are allocated among the Funds based upon (i) relative average net assets, (ii) a specific identification basis as incurred, or (iii) evenly among the Funds, depending on the nature of the expense.

6.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

7.
Guarantees and Indemnifications: In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

8.
Security Transactions and Investment Income: Security and shareholder transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable jurisdiction’s tax rules and rates. Interest income is recognized on the accrual basis. All discounts and premiums are amortized based on the effective interest method for tax and financial reporting purposes. The Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may include income, capital gains and return of capital.

9.
Other: Distributions from net investment income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share.

Fund	LKCM Aquinas Catholic Equity Fund
Paid-in capital	$172,477
Total distributable earnings	(172,477)

10.
Restricted and Illiquid Securities: The Fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale including investments considered by the Fund to be illiquid. Restricted securities generally may be resold in transactions exempt from registration. Illiquid investments are investments that the Fund reasonably expects cannot be sold or disposed of in current market conditions within seven calendar days or less in the ordinary course of business without the sale or disposition significantly changing the market value of the investment. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

11.
Segment Reporting: The Trust’s principal executive officer and principal financial officer act as the chief operating decision maker (CODM). Each Fund within the Trust represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of a Fund’s total returns, expense ratios, changes in net assets resulting from operations, subscriptions and

9

LKCM AQUINAS CATHOLIC EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
redemptions and profitability to the advisor, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and peers to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.
12.
New Accounting Pronouncements: In December 2023, the Financial Accounting Standard Board issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) (“ASU 2023-09”) Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific information regarding income taxes paid. The Fund has adopted ASU 2023-09 as of December 31, 2025, with no material impact on the Fund's financial statements.

B. INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Adviser serves as the investment adviser to the Fund under an Investment Advisory Agreement (the “Agreement”). The Adviser receives a fee, computed daily and payable quarterly, at the annual rate presented below as applied to the Fund’s average daily net assets. The Adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse expenses of the Fund through May 1, 2026 in order to limit the Fund’s operating expenses to the annual cap rate presented below. This expense limitation excludes interest, taxes, brokerage commissions, indirect fees and expenses relating to investments in other investment companies, including money market funds, and extraordinary expenses.
For the year ended December 31, 2025, the Adviser waived the following management fees and/or reimbursed expenses to meet its expense cap obligations:

LKCM Aquinas Catholic Equity Fund
Annual Management Fee Rate	0.90%
Annual Cap on Expenses	1.00%
Fees Waived and/or Expenses Reimbursed in 2025	$280,265

The Trust reimburses the Adviser for a portion of compensation paid to the Trust’s Chief Compliance Officer. This compensation is reported as part of the “Trustees fees and officer compensation” expense on the Statement of Operations.
U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”), doing business as U.S. Bank Global Fund Services, serves as transfer agent and administrator for the Fund and serves as accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.
Distribution services are performed pursuant to a distribution contract with Quasar Distributors, LLC (“Quasar”), the Trust’s principal underwriter.
The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Fund, under which the Fund may pay an annualized fee of up to 1.00% of its average daily net assets for distribution and other services. However, the Board of Trustees has currently only authorized an annual fee of 0.10% of the average daily net assets for the Fund.

10

LKCM AQUINAS CATHOLIC EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
C. FUND SHARES
At December 31, 2025, there was an unlimited number of shares of beneficial interest, no par value, authorized for the Fund. The following table summarizes the activity in shares of the Fund:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Shares sold	76,157	$1,351,746	94,402	$1,689,787
Shares issued to shareholders in reinvestment of distributions	178,448	3,185,301	233,056	4,136,741
Shares redeemed	(305,567)	(5,576,418)	(390,153)	(6,816,546)
Redemption fee		32		52
Net increase	(50,962)	$(1,039,339)	(62,695)	$(989,966)
Shares Outstanding:
Beginning of period	3,417,390		3,480,085
End of period	3,366,428		3,417,390

D. SECURITY TRANSACTIONS
Purchases and sales of investment securities, other than short-term investments, for the Fund for the year ended December 31, 2025 were as follows:

Purchases		Sales
U.S. Government	Other	U.S. Government	Other
$ —	$5,349,437	$ —	$10,187,106

E. TAX INFORMATION
At December 31, 2025, the components of accumulated earnings (losses) on a tax basis for the Fund were as follows:

Tax cost	$28,523,837
Gross unrealized appreciation	$31,665,391
Gross unrealized depreciation	(425,061)
Net unrealized appreciation	$31,240,330
Undistributed ordinary income	17,214
Distributable earnings	$17,214
Other accumulated losses	(3)
Total distributable earnings	$31,257,541

At December 31, 2025, the Fund deferred, on a tax basis, post-October capital losses of $3.
To the extent the Fund realizes future net capital gains, taxable distributions will be reduced by any unused capital loss carryforwards as permitted by the Internal Revenue Code. At December 31, 2025, the Fund had no capital loss carryforwards.

11

LKCM AQUINAS CATHOLIC EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2025(Continued)
The tax components of dividends paid during the periods shown below for the Fund were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Ordinary Income	Long-Term Capital Gains	Ordinary Income	Long-Term Capital Gains
LKCM Aquinas Catholic Equity Fund	$217,777	$3,164,857	$153,095	$4,272,939

The Fund designated earnings and profits distributed to shareholders upon the redemption of shares during 2025 and 2024 in determining undistributed net capital gains as of December 31, 2025 and 2024, respectively.
The Trust has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Trust has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Fund’s financial position or results of operations. Tax years that remain open to examination by major tax jurisdictions include tax years ended December 31, 2022 through December 31, 2025. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on tax returns as of December 31, 2025. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. If applicable, the Fund would recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “other expense” on the statement of operations.
F. OTHER MATTERS
Investing in the Funds involves risks and the potential loss of all or a portion of your investment. Each Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors that affect markets in general, including geopolitical, regulatory, market and economic developments and other developments that impact specific economic sectors, industries, companies, and segments of the market, could adversely impact the Fund’s investments and lead to a decline in the value of your investment in a Fund. Geopolitical and other events, including wars, such as between Russia and Ukraine and in the Middle East tensions and other conflicts between nations, terrorism, economic uncertainty, trade disputes, pandemics, public health crises, natural disasters and related events have led, and in the future may continue to lead, to instability in world economies and markets generally and reduced liquidity in equity, credit, and fixed income markets. In addition, policy changes by the U.S. Government, the U.S. Federal Reserve and/or foreign governments, such as changes in interest rates, and political events within the U.S. and abroad may cause increased volatility in financial markets, affect investor and consumer confidence, and adversely impact the broader financial markets and economy, perhaps suddenly and to a significant degree. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. The foregoing may adversely affect, among other things, the value and liquidity of a Fund’s investments, a Fund’s ability to satisfy redemption requests, a Fund’s financial and operational performance, and/or the value of your investment in a Fund.
G. SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated the Fund’s related events and transactions that occurred subsequent to December 31, 2025 through the date the financial statements were issued and has determined that there were no significant subsequent events requiring recognition or disclosure in the financial statements.

12

LKCM FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders of LKCM Aquinas Catholic Equity Fund and the Board of Trustees of LKCM Funds
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of LKCM Aquinas Catholic Equity Fund (the “Fund”), one of the funds constituting the LKCM Funds, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Milwaukee, Wisconsin
February 27, 2026
We have served as the auditor of one or more LKCM Funds since 2007.

13

LKCM AQUINAS CATHOLIC EQUITY FUND
ADDITIONAL INFORMATION
The below information is required disclosure from N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Investment Companies.
Information regarding remuneration paid by the Trust to its directors, officers and affiliated persons is included in the accompanying financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

14

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Information regarding remuneration paid by the Registrant to its directors, officers and affiliated persons is included in the financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. The code of ethics required by Item 2 of this Form N-CSR is filed herewith as EX.99.CODE.ETH.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). The certification required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed herewith as EX.99.CERT.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. The certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as EX.99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LKCM Funds

By	/s/ J. Luther King
J. Luther King, Jr.,
President / Principal Executive Officer

Date	2-26-2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Luther King
J. Luther King, Jr.,
President / Principal Executive Officer

Date	2-26-2026

By	/s/ Jacob D. Smith
Jacob D. Smith,
Chief Financial Officer / Principal Financial Officer

Date	2-26-2026